Document and Entity Information	3 Months Ended
Mar. 31, 2012
Document Information [Line Items]
Document Type	S-1
Amendment Flag	true
AmendmentDescription	The Registrant hereby amends this Registration Statement on such date or dates as may be necessary to delay its effective date until the Registrant shall file a further amendment which specifically states that this Registration Statement shall thereafter become effective in accordance with Section 8(a) of the Securities Act or until the Registration Statement shall become effective on such date as the Securities and Exchange Commission, acting pursuant to said Section 8(a), may determine.
Document Period End Date	Mar 31, 2012
Trading Symbol	GLOI
Entity Registrant Name	GLOBALOPTIONS GROUP, INC.
Entity Central Index Key	0001294649
Entity Filer Category	Smaller Reporting Company

Condensed Consolidated Balance Sheets (USD $)	Mar. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Current assets:
Cash and cash equivalents	$ 20,171,000	$ 9,227,000	$ 26,126,000
Restricted cash equivalents - deferred compensation	822,000	822,000	2,506,000
Funds held in escrow related to the sales of business units		2,450,000	4,800,000
Amounts due from buyers related to the sales of business units		301,000	5,002,000
Prepaid expenses and other current assets	163,000	216,000	426,000
Current assets of discontinued operations			12,000
Total current assets		13,016,000	38,872,000
Total assets	21,156,000	13,016,000
Current liabilities:
Accounts payable	37,000	105,000	570,000
Accrued compensation and related benefits	48,000	304,000	896,000
Deferred compensation	821,000	821,000	2,506,000
Other current liabilities	371,000	291,000	1,614,000
Current liabilities of discontinued operations	693,000	1,194,000	3,565,000
Total current liabilities		2,715,000	9,151,000
Total liabilities	1,970,000	2,715,000
Commitments and contingencies
Stockholders' equity:
Common stock, $0.001 par value, 100,000,000 shares authorized; 6,552,352 shares issued and 6,197,760 shares outstanding at March 31, 2012, 6,547,354 shares issued and 6,194,705 shares outstanding at December 31, 2011 and 13,716,794 shares issued and 13,372,819 shares outstanding at December 31, 2010	7,000	7,000	14,000
Additional paid-in capital	92,526,000	92,479,000	111,525,000
Accumulated deficit	(72,634,000)	(81,477,000)	(81,131,000)
Treasury stock; at cost, 354,592 shares at March 31, 2012, 352,649 shares at December 31, 2011 and 343,975 shares at December 31, 2010	(713,000)	(708,000)	(687,000)
Total stockholders' equity	19,186,000	10,301,000	29,721,000
Total liabilities and stockholders' equity	21,156,000	13,016,000	38,872,000
Preferred stock
Stockholders' equity:
Preferred stock
Series D convertible preferred stock, non-voting
Stockholders' equity:
Preferred stock
Series A junior participating preferred stock
Stockholders' equity:
Preferred stock

Condensed Consolidated Balance Sheets (Parenthetical) (USD $)	Mar. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Common stock, par value	$ 0.001	$ 0.001	$ 0.001
Common stock, shares authorized	100,000,000	100,000,000	100,000,000
Common stock, shares issued	6,552,352	6,547,354	13,716,794
Common stock, shares outstanding	6,197,760	6,194,705	13,372,819
Treasury stock, shares	354,592	352,649	343,975
Preferred stock
Preferred stock, par value	$ 0.001	$ 0.001	$ 0.001
Preferred stock, shares authorized	14,880,000	14,880,000	14,880,000
Preferred stock, shares issued
Preferred stock, shares outstanding
Series D convertible preferred stock, non-voting
Preferred stock, par value	$ 0.001	$ 0.001	$ 0.001
Preferred stock, shares authorized	100,000	100,000	100,000
Preferred stock, shares issued
Preferred stock, shares outstanding
Series A junior participating preferred stock
Preferred stock, par value	$ 0.001	$ 0.001	$ 0.001
Preferred stock, shares authorized	20,000	20,000	20,000
Preferred stock, shares issued
Preferred stock, shares outstanding

Condensed Consolidated Statements of Operations (USD $) In Thousands, except Share data, unless otherwise specified	3 Months Ended		12 Months Ended
	Mar. 31, 2012	Mar. 31, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Operating expenses:
Selling and marketing				$ 1,755	$ 2,266
General and administrative	832	988	2,973	14,138	8,882
Total operating expenses	832	988	2,973	15,893	11,148
Loss from operations	(832)	(988)	(2,973)	(15,893)	(11,148)
Other income (expense):
Interest income		2	15	2	1
Interest expense				(223)	(533)
Other expense, net			15	(221)	(532)
Loss from continuing operations	(832)	(986)	(2,958)	(16,114)	(11,680)
Discontinued Operations:
Income from discontinued operations, including tax benefit		8	23	959	6,369
Gain on disposals, net of tax	9,675	373	2,589	(119)
Income from discontinued operations, net of tax	9,675	381	2,612	840	6,369
Net income (loss)	$ 8,843	$ (605)	$ (346)	$ (15,274)	$ (5,311)
Basic and diluted net (loss) income per share:
Continuing operations	$ (0.13)	$ (0.07)	$ (0.32)	$ (1.13)	$ (0.91)
Discontinued operations, net of tax	$ 1.56	$ 0.03	$ 0.29	$ 0.06	$ 0.49
Net income (loss) per share	$ 1.43	$ (0.04)	$ (0.03)	$ (1.07)	$ (0.42)
Weighted average number of common shares outstanding - basic and diluted	6,193,484	13,391,482	9,063,085	14,320,505	12,870,729

Condensed Consolidated Statement of Stockholders' Equity (USD $)	Total USD ($)	Employee USD ($)	Consultant USD ($)	Common Stock Repurchase Program USD ($)	Restricted Share Units USD ($)	Restricted Stock USD ($)	Satisfaction of Income Tax withholding USD ($)	Common Stock USD ($)	Treasury Shares USD ($)	Treasury Shares Common Stock Repurchase Program USD ($)	Treasury Shares Restricted Share Units USD ($)	Treasury Shares Restricted Stock USD ($)	Treasury Shares Satisfaction of Income Tax withholding USD ($)	Additional Paid-in Capital USD ($)	Additional Paid-in Capital Employee USD ($)	Additional Paid-in Capital Consultant USD ($)	Accumulated Deficit USD ($)	Series D Convertible Preferred Stock
Balance at Dec. 31, 2008	$ 48,245,000							$ 10,000	$ (208,000)					$ 108,989,000			$ (60,546,000)
Balance (in shares) at Dec. 31, 2008								10,486,935	107,067									55,388.37
Stock issued to consultants for services (in shares)								89,577
Stock issued to consultants for services	165,000													165,000
Issuance of common stock in connection with vesting of restricted stock units								134,274
Issuance of common stock upon exercise of stock options (in Shares)								44
Issuance of common stock in connection with the conversion of Series D Convertible Preferred Stock (in shares)								3,692,552										(55,388.37)
Issuance of common stock in connection with the conversion of Series D Convertible Preferred Stock								4,000						(4,000)
Purchase of treasury Stock (in shares)													16,827
Purchase of treasury Stock							(35,000)						(35,000)
Issuance of common stock under employee stock purchase plan (in shares)								68,981
Issuance of common stock under employee stock purchase plan	93,000													93,000
Amortization of stock option costs		394,000	96,000												394,000	96,000
Stock-based compensation - restricted stock vested	1,041,000													1,041,000
Stock based compensation - employee stock purchase plan	31,000													31,000
Net income (loss)	(5,311,000)																(5,311,000)
Amortization of restricted stock unit costs		1,100,000	4,000												1,100,000	4,000
Balance at Dec. 31, 2009	45,823,000							14,000	(243,000)					111,909,000			(65,857,000)
Balance (in shares) at Dec. 31, 2009								14,472,363	123,894
Stock issued to consultants for services (in shares)								26,309
Stock issued to consultants for services	45,000													45,000
Issuance of common stock in connection with vesting of restricted stock units								155,561
Purchase and cancellation of shares in connection with tender offer (in shares)								(1,119,978)
Purchase and cancellation of shares in connection with tender offer	(2,688,000)							(1,000)						(2,687,000)
Issuance of common stock upon exercise of stock options (in Shares)								151,250
Issuance of common stock upon exercise of stock options	273,000							1,000						272,000
Purchase of treasury Stock (in shares)										16,627	33,654	169,800
Purchase of treasury Stock				(39,000)	(69,000)	(336,000)				(39,000)	(69,000)	(336,000)
Issuance of common stock under employee stock purchase plan (in shares)								31,289
Issuance of common stock under employee stock purchase plan	45,000													45,000
Amortization of stock option costs		82,000	132,000												82,000	132,000
Stock-based compensation - restricted stock vested	1,468,000													1,468,000
Repurchase of stock-based compensation award	(339,000)													(339,000)
Stock based compensation - employee stock purchase plan	16,000													16,000
Net income (loss)	(15,274,000)																(15,274,000)
Amortization of restricted stock unit costs		575,000	7,000												575,000	7,000
Balance at Dec. 31, 2010	29,721,000							14,000	(687,000)					111,525,000			(81,131,000)
Balance (in shares) at Dec. 31, 2010								13,716,794	343,975
Issuance of common stock in connection with vesting of restricted stock units								5,557
Purchase and cancellation of shares in connection with tender offer (in shares)								(7,500,000)
Purchase and cancellation of shares in connection with tender offer	(19,650,000)							(7,000)						(19,643,000)
Issuance of common stock upon exercise of stock options (in Shares)								325,003
Issuance of common stock upon exercise of stock options	584,000													584,000
Purchase of treasury Stock (in shares)										8,674
Purchase of treasury Stock				(21,000)						(21,000)
Amortization of stock option costs		13,000													13,000
Net income (loss)	(346,000)																(346,000)
Balance at Dec. 31, 2011	10,301,000							7,000	(708,000)					92,479,000			(81,477,000)
Balance (in shares) at Dec. 31, 2011								6,547,354	352,649
Issuance of common stock upon exercise of stock options (in Shares)								4,998
Issuance of common stock upon exercise of stock options	8,000													8,000
Purchase of treasury Stock (in shares)									1,943
Purchase of treasury Stock	(5,000)								(5,000)
Amortization of stock option costs	24,000													24,000
Recovery of stockholder short swing profit	15,000													15,000
Net income (loss)	8,843,000																8,843,000
Balance at Mar. 31, 2012	$ 19,186,000							$ 7,000	$ (713,000)					$ 92,526,000			$ (72,634,000)
Balance (in shares) at Mar. 31, 2012								6,552,352	354,592

Condensed Consolidated Statements of Cash Flows (USD $) In Thousands, unless otherwise specified	3 Months Ended		12 Months Ended
	Mar. 31, 2012	Mar. 31, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Cash flows from operating activities:
Net income (loss)	$ 8,843	$ (605)	$ (346)	$ (15,274)	$ (5,311)
Adjustments to reconcile net income (loss) to net cash (used in) provided by operating activities:
Provision for bad debts				445	(259)
Depreciation and amortization				2,158	3,352
Deferred rent				(398)	28
Reserve for restructuring					420
Reserve for litigation				15	65
Reserve for obsolete inventory				(20)	(5)
Impairment of goodwill and intangible assets				4,475	66
Stock-based compensation	24	7	13	2,325	2,831
Deferred income taxes				(511)	511
Accretion of discount on note receivable		(8)	(20)
(Gain) / loss on disposition of business units, net of tax	(9,675)	(373)	(2,589)	119
Changes in operating assets and liabilities:
Accounts receivable				(6,221)	8,112
Inventories				307	(827)
Prepaid expenses and other current assets	54	(42)	222	(269)	22
Security deposits and other assets				220	16
Accounts payable	(68)	(561)	(472)	(622)	(2,634)
Deferred revenues				359	5
Accrued compensation and related benefits	(257)	(678)	(703)	408	488
Deferred compensation			(1,685)	2,506
Other current liabilities	(421)	(1,331)	(1,832)	1,743	(751)
Other long-term obligations				396	(47)
Total adjustments	(10,343)	(2,986)	(7,066)	7,435	11,393
Net cash (used in) provided by operating activities	(1,500)	(3,591)	(7,412)	(7,839)	6,082
Cash flows from investing activities:
Purchases of property and equipment				(1,275)	(2,797)
Purchase of intangible assets				(56)	(68)
Proceeds from note receivable			876	875
Proceeds from sale of business units	12,426	2,025	7,039	39,022
Proceeds from/(investment in) restricted cash equivalents			1,685	(2,506)
Net cash provided by (used in) investing activities	12,426	2,025	9,600	36,060	(2,865)
Cash flows from financing activities:
Recovery of stockholder short swing profit	15
Net repayments under line of credit				(2,163)	(4,930)
Repayment of notes payable					(400)
Proceeds from issuance of stock in connection with stock options exercised	8	232	584	273
Repurchase of common stock	(5)		(21)	(444)	(35)
Proceeds from issuance of stock in connection with ESPP				45	93
Net cash (used in) financing activities	18	232	(19,087)	(5,316)	(5,272)
Net increase (decrease) in cash and cash equivalents	10,944	(1,334)	(16,899)	22,905	(2,055)
Cash and cash equivalents - beginning of period	9,227	26,126	26,126	3,221	5,276
Cash and cash equivalents - end of period	20,171	24,792	9,227	26,126	3,221
Supplemental disclosure of cash flow information:
Cash paid during the period for interest				253	631
Supplemental disclosure of non-cash investing and financing activities:
Purchases of equipment under capital lease				679
Stock Compensation Plan
Cash flows from financing activities:
Repurchase of equity				(339)
Tender Offers
Cash flows from financing activities:
Repurchase of equity			(19,650)	(2,688)
SafirRosetti
Supplemental disclosure of non-cash investing and financing activities:
Non-cash consideration				1,381
Preparedness Services
Supplemental disclosure of non-cash investing and financing activities:
Non-cash consideration				2,952
Fraud and SIU Services
Supplemental disclosure of non-cash investing and financing activities:
Non-cash consideration				825
Bode
Supplemental disclosure of non-cash investing and financing activities:
Non-cash consideration				$ 4,642

Business Organization and Nature of Operations	3 Months Ended	12 Months Ended
	Mar. 31, 2012	Dec. 31, 2011
Business Organization and Nature of Operations

1.  Nature of Operations

GlobalOptions Group, Inc. and its subsidiary (collectively the “Company” or “GlobalOptions Group”) was a holding company operating to provide risk mitigation and management services. Following the sales of its business units, as described below, the Company has determined that it became a “shell company” as defined in Rule 12b-2 promulgated under the Securities Exchange Act of 1934, as amended.

On March 16, 2012, the Company’s board of directors (the "Board”) determined that it was in the best interests of the Company’s stockholders to pursue an acquisition strategy for a period of six months, and if unable to effectively identify and conclude a transaction, then reevaluate the acquisition strategy to determine whether the Company should continue to pursue such an acquisition or to return to a strategy of distributing its assets to its stockholders. Prior to March 16, 2012, the primary focus of the Company’s efforts was preparing and analyzing a plan to wind down the Company and distribute cash to stockholders. The Company is currently evaluating a variety of possible business combinations. The Company does not currently have any arrangement, agreement or understanding with respect to any such transaction and there can be no assurance that it will be successful in finally evaluating or in concluding one.

In connection with the pursuit of a business combination, the Company has amended the employment agreements of its Chief Executive Officer and Chief Financial Officer to extend their employment through the earlier of the closing of a business combination or December 31, 2012 (See Note 7 – Commitments and Contingencies).

The Company sold its SafirRosetti business unit (“SafirRosetti”) on April 30, 2010, its Preparedness Services business unit (“Preparedness Services”) on July 16, 2010, its Fraud and SIU Services business unit (“Fraud and SIU Services”) on July 20, 2010, and its Forensic DNA Solutions and Products business unit (“Bode”) on November 30, 2010 and closed its International Strategies business unit (“International Strategies”) on December 31, 2010.

As a result of the sales of SafirRosetti, Preparedness Services, Fraud and SIU Services and Bode and the closure of International Strategies, the results and accounts of these business units are shown as discontinued operations in the Company’s condensed consolidated financial statements. During the three months ended March 31, 2012, continuing operations consisted solely of executive and general corporate operations.  These executive and general corporate operations included services provided by the Company principally in support of pursuing the Company’s acquisition strategy, and secondarily, included the monitoring and managing of the Company’s escrowed purchase price amounts and earnouts, as well as providing support to the business units sold, including cash and treasury management.

With the net proceeds that the Company has received from the sales of SafirRosetti, Preparedness Services, Fraud and SIU Services and Bode through December 31, 2011, the Company has made two tender offer distributions to stockholders in the aggregate amount of $22,188 and has purchased 25,301 shares of its common stock under stock repurchase programs. During the three months ended March 31, 2012, the Company repurchased 1,943 shares of its common stock under repurchase programs (See Note 8, Stockholders’ Equity – Repurchase of Common Stock).

1.  Business Organization and Nature of Operations

GlobalOptions, LLC was formed in November 1998 as a limited liability company (“LLC”) in the state of Delaware.  On January 24, 2002, the LLC was recapitalized as a Delaware corporation with the name GlobalOptions, Inc. (“GlobalOptions”).  On June 24, 2005, GlobalOptions consummated a “reverse merger” transaction with a non-operating public company accounted for as a recapitalization, with the result that on June 24, 2005, GlobalOptions became the subsidiary of a public company. Following the merger, the public company changed its name to GlobalOptions Group, Inc. (“GlobalOptions Group” or the “Company”).

 Beginning during the year 2005 and through 2009, in pursuit of the Company’s then existing strategy to build an integrated risk mitigation company, the Company acquired and integrated eight complementary risk mitigation businesses. The Company operated these businesses until they were sold during 2010.

The Company sold its SafirRosetti business unit (“SafirRosetti”) on April 30, 2010, its Preparedness Services business unit (“Preparedness Services”) on July 16, 2010, its Fraud and SIU Services business unit (“Fraud and SIU Services”) on July 20, 2010, and its Forensic DNA Solutions and Products business unit (“Bode”) on November 30, 2010 and closed its International Strategies business unit (“International Strategies”) on December 31, 2010 (See Note 2 - Basis of Presentation). The Company stated throughout the year ended December 31, 2011 that it intended to return the remaining net proceeds from the sales of the SafirRosetti, Preparedness Services, Fraud and SIU Services and Bode to its stockholders after satisfying existing contractual obligations and establishing appropriate reserves for contingencies and ongoing operating costs.  During 2011, the Company also stated that it was evaluating possible business combinations and other types of corporate transactions as an alternative to making further liquidating distributions to stockholders.  With the net proceeds that the Company has received from the sales of SafirRosetti, Preparedness Services, Fraud and SIU Services and Bode through December 31, 2011, the Company has made two tender offer distributions to stockholders in the aggregate amount of $22,188 and has purchased 25,301 shares of its common stock under stock repurchase programs (see Note 11, Stockholders’ Equity — Repurchase of Common Stock).

On March 16, 2012, the Company’s board of directors (the "Board”) determined that it was in the best interests of the Company’s stockholders to change the primary focus of the Company’s efforts from that of preparing and analyzing a plan to wind down the Company and distribute cash to stockholders to one of affirmatively pursuing an acquisition strategy for a period of six months, and if unable to effectively identify and conclude a transaction, then reevaluate the acquisition strategy to determine whether the Company should continue to pursue such acquisition or distribution strategy. The Company is currently evaluating a variety of possible business combinations. The Company does not currently have any arrangement, agreement or understanding with respect to any such transaction and there can be no assurance that it will be successful in finally evaluating or in concluding one.

In connection with the pursuit of a business combination, the Company has amended the employment agreements of its Chief Executive Officer and Chief Financial Officer to extend their employment through the earlier of the closing of a business combination or December 31, 2012 (See Note 14 – Subsequent Events – Employment Agreements).

Basis of Presentation	3 Months Ended	12 Months Ended
	Mar. 31, 2012	Dec. 31, 2011
Basis of Presentation

2. Basis of Presentation

The accompanying unaudited condensed consolidated financial statements have been prepared in accordance with United States generally accepted accounting principles for interim financial information and the instructions to Form 10-Q. Accordingly, they do not include all of the information and footnotes required by United States generally accepted accounting principles. In the opinion of management, all adjustments (consisting of normal accruals) considered for a fair presentation have been included. Operating results for the three months ended March 31, 2012 are not necessarily indicative of the results that may be expected for the year ending December 31, 2012.  For further information, refer to the condensed consolidated financial statements and footnotes thereto included in the Company’s Form 10-K for the year ended December 31, 2011 filed with the Securities and Exchange Commission on March 30, 2012.

2. Basis of Presentation

As a result of the sales of SafirRosetti, Preparedness Services, Fraud and SIU Services, Bode and the closing of International Strategies, the Consolidated Balance Sheets as of December 31, 2011 and 2010, the Consolidated Statements of Operations for the years ended December 31, 2011 and 2010 and the Consolidated Statement of Cash Flows for the years ended December 31, 2011 and 2010, present the results and accounts of these business units as discontinued operations. All prior periods presented in the Consolidated Statements of Operations and the Consolidated Statements of Cash Flows discussed herein have been restated to conform to such presentation.

Prior to the Company’s sales of SafirRosetti and entry into agreements to sell Preparedness Services, Fraud and SIU Services and Bode, the Company reported its operating results in three financial reporting segments: Preparedness Services; Fraud and SIU Services; and Security Consulting and Investigations (which was re-named Forensic DNA Solutions and Products following the sale of SafirRosetti). The Preparedness Services segment consisted of the operations of Preparedness Services, which provided emergency response plans for disaster mitigation, continuity of operations and other emergency management issues for governments, corporations and individuals. The Fraud and SIU Services segment consisted of the operations of Fraud and SIU Services and the International Strategies business unit, which provided multidisciplinary, international risk management and business solutions. The Security Consulting and Investigations segment consisted of the operations of SafirRosetti and Bode, which provided forensic DNA analysis services. As a result of the sale of SafirRosetti and the entry into agreements to sell Preparedness Services and Fraud and SIU Services as of June 30, 2010, the Company determined to cease reporting its operating results in separate segments.

Principles of Consolidation	12 Months Ended
Dec. 31, 2011
Principles of Consolidation

3. Principles of Consolidation

The consolidated financial statements of the Company include the consolidated financial statements of GlobalOptions, Inc. and up until its sale on November 30, 2010, its former wholly-owned subsidiary, The Bode Technology Group, Inc., or Bode. All material intercompany accounts and transactions are eliminated in consolidation.

Summary of Significant Accounting Policies	3 Months Ended	12 Months Ended
	Mar. 31, 2012	Dec. 31, 2011
Summary of Significant Accounting Policies

3.  Summary of Significant Accounting Policies

Restricted Cash Equivalents

“Restricted cash equivalents – deferred compensation” includes cash and money market funds held in a rabbi trust under a nonqualified deferred compensation arrangement (the “Deferred Compensation Arrangement”) established in connection with compensation earned by the Company’s chief financial officer upon the sale of Preparedness Services. The plan participant’s account is comprised of the Company’s contribution to the trust on behalf of the participant (See Note 6 – Deferred Compensation). The restricted cash held in the rabbi trust is considered an asset available for sale and is reported at fair value with an offsetting liability included in deferred compensation in the accompanying condensed consolidated balance sheet. The earnings on the investments are recorded in interest income in the accompanying condensed consolidated statements of operations. Earnings on these investments were less than $1 for the three months ended March 31, 2012. The fair value of the investment of the Deferred Compensation Arrangement was $822 and $822 at March 31, 2012 and December 31, 2011.

Fair Value Measurements

Fair value is defined as an exit price, representing the amount that would be received upon the sale of an asset or payment to transfer a liability in an orderly transaction between market participants. Fair value is a market-based measurement that is determined based on assumptions that market participants would use in pricing an asset or liability. A three-tier fair value hierarchy is used to prioritize the inputs in measuring fair value as follows:

•	Level 1. Observable inputs such as quoted prices in active markets;

•	Level 2. Inputs, other than quoted prices in active markets, that are observable either directly or indirectly; and

•	Level 3. Unobservable inputs for which there is little or no market data, which require the reporting entity to develop its own assumptions.

Assets and liabilities measured at fair value are based on one or more of three valuation techniques identified in the tables below. The valuation techniques are as follows:

(a)	Market approach. Prices and other relevant information generated by market transactions involving identical or comparable assets or liabilities;

(b)	Cost approach. Amount that would be required to replace the service capacity of an asset (replacement cost); and

(c)	Income approach. Techniques to convert future amounts to a single present amount based on market expectations (including present value techniques, option-pricing and excess earnings models).

Assets (Liabilities) Measured at Fair Value on a Recurring Basis

	Condensed Consolidated	Quoted Prices in Active Markets	Significant Other Inputs	Significant Observable Inputs	Unobservable Valuation Technique
	Balance Sheet	(Level 1)	(Level 2)	(Level 3)
Restricted Cash Equivalents at:
March 31, 2012	$822	$822	$-	$-	$-
December 31, 2011	$822	$822	$-	$-	$-

Income Taxes

The Company accounts for income taxes using the liability method. Under this method, deferred tax assets and liabilities are determined based on differences between the financial reporting and income tax bases of the underlying assets and liabilities. The Company establishes a valuation allowance for deferred tax assets when it determines that it is more likely than not that the benefits of deferred tax assets will not be realized in future periods.

Discontinued Operations

Included in “Income from discontinued operations” in the accompanying condensed consolidated statements of operations, are the results for the three months ended March 31, 2012 and 2011, as applicable, for SafirRosetti, Preparedness Services, Fraud and SIU Services, International Strategies and Bode and the respective gains on their disposals. Income from discontinued operations for the three months ended March 31, 2012 consisted principally of the gain recorded on the disposal of Preparedness Services, less related expenses (See Note 4 - Sales of Business Units). Liabilities of the discontinued operations have been reclassified and are reflected in the accompanying condensed consolidated balance sheet as of March 31, 2012 as “Current liabilities of discontinued operations”.

Net Income (loss) per Common Share

Basic net income (loss) per common share is computed based on the weighted average number of shares of common stock outstanding, as adjusted, during the periods presented. Potentially dilutive securities, consisting of stock options and restricted stock units (“RSUs”), outlined in the table below have been excluded from the computation of diluted net loss per share for the three months ended March 31, 2012 and 2011, because the effect of their inclusion in loss per share for continuing operations would have been anti-dilutive for those periods.

	March 31,
	2012	2011
Stock options	260,000	265,000
RSUs	-	5,557
Total potentially dilutive securities	260,000	270,557

4.  Summary of Significant Accounting Policies

Use of Estimates

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions. Such estimates and assumptions affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the consolidated financial statements and the reported amounts of revenues and expenses. Actual results could differ from estimated amounts. Significant estimates and assumptions with regard to continuing operations include the carrying value of escrows, notes receivable and working capital adjustment amounts due from the sales of the business units, contingent consideration recognized, accruals related to performance based compensation plans, deferred taxes and related valuation allowances, and valuation of equity instruments. Significant estimates and assumptions related to discontinued operations include reserves related to receivables and inventories, the recoverability of long-term assets, amortizable lives of intangible assets, and purchase accounting.  Global and other economic risks could affect the Company’s estimates.  The Company’s management monitors these risks and assesses its business and financial risks on a quarterly basis.

Concentrations of Credit Risk

Cash: The Company maintains its cash with high credit quality financial institutions. At times, cash and cash equivalents may be uninsured or in deposit accounts that exceed the Federal Deposit Insurance Corporation (“FDIC”) insurance limit. As of December 31, 2011 substantially all of the Company’s funds are held at one financial institution.

Cash Equivalents: The Company considers all short-term investments with a maturity of three months or less when purchased to be cash equivalents.

Restricted Cash Equivalents – Deferred Compensation

Restricted cash equivalents – deferred compensation - includes cash and money market funds held in a rabbi trust under a nonqualified deferred compensation arrangement (the “Deferred Compensation Arrangement”) established in connection with compensation earned by the Company’s chief executive officer and chief financial officer upon the sale of Preparedness Services. Each plan participant’s account is comprised of the Company’s contribution to the trust on behalf of the participant. The restricted cash held in the rabbi trust is considered an asset available for sale and is reported at fair value with an offsetting liability included in deferred compensation in the accompanying Consolidated Balance Sheet. The earnings on the investments are recorded in interest income in the accompanying Consolidated Statements of Operations. During the years ended December 31, 2011 and 2010, earnings on these investments were immaterial. The fair value of the investments of the Deferred Compensation Arrangement was $822 and $2,506 at December 31, 2011 and December 31, 2010, respectively.

Fair Value Measurements

Fair value is defined as an exit price, representing the amount that would be received upon the sale of an asset or payment to transfer a liability in an orderly transaction between market participants. Fair value is a market-based measurement that is determined based on assumptions that market participants would use in pricing an asset or liability. A three-tier fair value hierarchy is used to prioritize the inputs in measuring fair value as follows:

•	Level 1. Observable inputs such as quoted prices in active markets;

•	Level 2. Inputs, other than quoted prices in active markets, that are observable either directly or indirectly; and

•	Level 3. Unobservable inputs for which there is little or no market data, which require the reporting entity to develop its own assumptions.

Assets and liabilities measured at fair value are based on one or more of three valuation techniques identified in the tables below. The valuation techniques are as follows:

(a)	Market approach. Prices and other relevant information generated by market transactions involving identical or comparable assets or liabilities;

(b)	Cost approach. Amount that would be required to replace the service capacity of an asset (replacement cost); and

(c)	Income approach. Techniques to convert future amounts to a single present amount based on market expectations (including present value techniques, option-pricing and excess earnings models).

Assets (Liabilities) Measured at Fair Value on a Recurring Basis

	December	Quoted Prices in Active Markets	Significant Other Observable Inputs	Significant Unobservable Inputs	Unobservable Valuation
	31, 2010	(Level 1)	(Level 2)	(Level 3)	Technique
Restricted Cash Equivalents	$2,506	$2,506	$-	$-	$-

	December	Quoted Prices in Active Markets	Significant Other Observable Inputs	Significant Unobservable Inputs	Unobservable Valuation
	31, 2011	(Level 1)	(Level 2)	(Level 3)	Technique
Restricted Cash Equivalents	$822	$822	$-	$-	$-

Operating Expenses

Selling and marketing expenses primarily include salaries, stock based compensation, as well as travel and other expenses. General and administrative expenses consist primarily of salaries, bonuses and stock-based compensation, as well as corporate support expenses such as legal and professional fees, investor relations, human resources, facilities, telecommunication support services and information technology.

Income Taxes

The Company accounts for income taxes using the liability method. Under this method, deferred tax assets and liabilities are determined based on differences between the financial reporting and tax bases of such assets and liabilities. The Company establishes a valuation allowance for certain deferred tax assets.

Deferred tax assets pertaining to windfall tax benefits on exercise of non-qualified stock options and the corresponding credit to additional paid-in capital are recorded if the related tax amount either reduces income taxes payable or results in an income tax refund. The Company has elected the “with and without approach” regarding ordering of windfall tax benefits to determine whether the windfall tax benefit did reduce income taxes payable or resulted in an income tax refund in the current year. Under this approach, the windfall tax benefits would be recognized in additional paid-in capital only if an incremental income tax benefit is realized after considering all other income tax benefits presently available to the Company.

The Company accounts for uncertain tax positions based upon authoritative guidance that prescribes a recognition threshold and measurement process for financial statement recognition and measurement of a tax position taken or expected to be taken in a tax return. The guidance also provides direction on derecognition, classification, interest and penalties, accounting in interim periods and related disclosure.

Management has evaluated and concluded that there were no material uncertain tax positions requiring recognition in the Company’s consolidated financial statements for the years ended December 31, 2011, December 31, 2010 and December 31, 2009. The tax years ended December 31, 2010 through 2003 remain subject to examination for federal, state, and local income tax purposes by various taxing authorities as of December 31, 2011.

The Company’s policy is to classify assessments, if any, for tax related interest as interest expense and penalties as general and administrative expenses.

Stock-Based Compensation

The Company accounts for equity instruments issued to non-employees in accordance with accounting guidance which requires that such equity instruments are recorded at their fair value on the measurement date, which is typically the date the services are performed.  Stock based compensation for non-employees is reflected within general and administrative expenses.

The Company accounts for equity instruments issued to employees in accordance with accounting guidance which requires that awards are recorded at their fair value on the date of grant and are amortized over the vesting period of the award.  The Company recognizes compensation costs over the requisite service period of the award, which is generally the vesting term of the options associated with the underlying employment agreement, where applicable.

Discontinued Operations

The results of operations, including impairment charges, as applicable for SafirRosetti, Preparedness Services, Fraud and SIU Services and Bode, which were sold on April 30, 2010, July 16, 2010, July 20, 2010 and November 30, 2010, respectively, and for International Strategies which was closed on December 31, 2010, are included in “Income from discontinued operations, net of tax” in the accompanying Consolidated Statements of Operations. Assets and liabilities of the discontinued operations have been reclassified and are reflected in the accompanying Consolidated Balance Sheets as “Current assets of discontinued operations,” “Other assets of discontinued operations,” “Current liabilities of discontinued operations” and “Long-term liabilities of discontinued operations.” Additionally, certain corporate overhead costs which were clearly identifiable as costs of the disposed business units were attributed to discontinued operations.

Net Loss per Common Share

Basic net loss per common share is computed based on the weighted average number of shares of common stock outstanding, as adjusted, during the years presented. Common stock equivalents, consisting of stock options, restricted stock units (“RSUs”) and Series D convertible preferred stock were not included in the calculation of the diluted loss per share because their inclusion would have been anti-dilutive.  The basic weighted average number of shares was reduced for non-vested performance based restricted stock awards, where applicable.

Potentially dilutive securities outlined in the table below have been excluded from the computation of diluted net loss per share, because the effect of their inclusion would have been anti-dilutive.

	At December 31,
	2011	2010	2009
Stock Options	64,998	565,158	967,781
Restricted Stock Units	-	8,825	228,819
Potentially dilutive securities realizable from the vesting of performance based restricted stock	-	-	470,563
Total Potentially Dilutive Securities	64,998	573,983	1,667,163

Subsequent Events

The Company evaluates events that have occurred after the balance sheet date but before the financial statements are issued. Based upon the evaluation, the Company did not identify any recognized or non-recognized subsequent events that would have required adjustment or disclosure in the consolidated financial statements.

Discontinued Operations	3 Months Ended	12 Months Ended
	Mar. 31, 2012	Dec. 31, 2011
Discontinued Operations

4. Sales of Business Units

Receipt of Additional Proceeds from Sale of SafirRosetti

During the three months ended March 31, 2012 and 2011, in connection with the sale of SafirRosetti, the Company realized $0 and $373, respectively in contingent sales proceeds, which are reflected in the accompanying condensed consolidated statement of operations within discontinued operations as Gain on Disposal.

Receipt of Additional Proceeds from Sale of Preparedness Services

On February 29, 2012, the Company received $10,000 from Witt Group Holdings, LLC (“Witt Holdings”), representing the earnout payment due upon the sale of Preparedness Services. During the year ended December 31, 2010, the Company recognized $301 of this earnout as contingent consideration not yet realized. In addition, the Company incurred $24 in legal expenses in connection with asserted litigation related to the former operations of Preparedness Services (see Note 7). Accordingly, during the three months ended March 31, 2012, the Company recognized a gain of $9,649, consisting of the $10,000 received from Witt Holdings, less $301 recognized during the year ended December 31, 2010 and $24 in current period legal expenses incurred.

Funds held in escrow related to the sales of business units

On January 20, 2012, the Company received $2,450 from the purchasers of Bode, representing the full release of funds which had been held in escrow related to the sale of Bode.

Results of Discontinued Operations, continued

Results and net income from discontinued operations are as follows, reflecting results and gain, as applicable, on the sales of SafirRosetti, Preparedness Services, Fraud and SIU Services, Bode, and International Strategies:

	For the three months ended March 31,
	2012	2011
Revenues	$-	$-
Income from operations	$-	$8
Gain on disposal	$9,675	$373
Income	$9,675	$381

There were no assets included in discontinued operations as of March 31, 2012 and December 31, 2011. Liabilities included in discontinued operations as of March 31, 2012 and December 31, 2011 are as follows:

	As of
	March 31, 2012	December 31, 2011
Liabilities
Accounts payable	$56	$56
Accrued expenses and other current liabilities	637	1,138
Total liabilities of discontinued operations	$693	$1,194

Accrued expenses and other current liabilities of discontinued operations at March 31, 2011 and December 31, 2011 includes $162 and $592, respectively, for amounts that were collected by the Company on behalf of the buyers of the respective sold business units through its lockbox prior to each of the respective period ends. These amounts were remitted to buyers promptly after each period end.

5. Discontinued Operations

Introduction

On April 30, 2010, July 16, 2020, July 20, 2010 and November 30, 2010, the Company completed the sales of SafirRosetti, Preparedness Services, Fraud and SIU Services and Bode, respectively. On December 31, 2010, the Company closed International Strategies. Prior to approving the Company’s entry into the purchase agreements with respect to each such transaction, the Company’s Board of Directors, acting with the advice and assistance of its legal advisors, evaluated the respective purchase agreements and, acting with the advice and assistance of its legal and financial advisors, evaluated the consideration negotiated with the buyers and their representatives. In such evaluations, the Board of Directors considered a number of substantive factors, both positive and negative, and potential benefits and detriments of the specific transaction, including but not limited to the consideration offered, likelihood of consummation, prospects for the business unit going forward, opinion of financial advisors (when provided), and effect on the Company’s cash flows. After careful consideration, the Board of Directors determined that each of the transactions was advisable and in the best interests of the Company and its stockholders and that the form, terms and provisions of the respective transaction documents were expedient and in the best interests of the Company and its stockholders.

As a result of the Company’s sales of SafirRosetti, Preparedness Services, Fraud and SIU Services and Bode, and the Company’s closing of International Strategies, the results and accounts of each of these business operating units are shown as discontinued operations in the Company’s financial statements.

Sale of SafirRosetti

On April 30, 2010, pursuant to the Board of Directors’ approval on April 21, 2010, the Company and GlobalOptions (the “Sellers”) completed the sale of all of the assets used in SafirRosetti in accordance with an asset purchase agreement dated April 23, 2010 (the “SafirRosetti Purchase Agreement”), by and among the Sellers and Guidepost Solutions LLC (“Guidepost”), a subsidiary of SolutionPoint International, Inc. (“SolutionPoint”), of which Joseph Rosetti, a former officer of SafirRosetti, is a principal.

SafirRosetti delivered specialized security and investigative services to governments, corporations and individuals, and reported the results of its operations as part of the Company’s Security Consulting and Investigations reporting segment, which was re-named Forensic DNA Solutions and Products following the sale of SafirRosetti.

Pursuant to the terms of the SafirRosetti Purchase Agreement, the Sellers sold SafirRosetti to Guidepost for aggregate consideration of (i) $3,500 in cash, subject to certain adjustments, of which $525 was initially held in escrow and then released to the Company in full on October 23, 2011 (ii) a secured promissory note (the “SafirRosetti Note”) in the aggregate face amount of $1,750, with an interest rate of 0.79% per annum of which principal of $875 and interest of $8 was received on December 17, 2010 and principal of $875 and interest of $3 was paid to us on June 30, 2011 and, (iii) contingent consideration based on 70% of the purchased accounts receivable in excess of $1,750 collected by Guidepost between the closing and June 30, 2011. Aggregate contingent consideration of $579 and $705 was received and recognized during the years ended December 31, 2011 and 2010, respectively. On July 28, 2011 the Company received $88 as consideration for SafirRosetti retaining all rights associated with the sold accounts receivable that remained uncollected at June 30, 2011.

Sale of SafirRosetti, continued

In connection with the SafirRosetti Purchase Agreement, the Company entered into a transition service agreement pursuant to which the Company provided Guidepost with certain specified transition services following the closing, including but not limited to certain information technology services. In connection with this agreement, during the year ended December 31, 2010, the Company recorded fees of $58, which were recorded as an offset to general and administrative expenses. The transition services agreement terminated on July 31, 2010.The Company recorded a cumulative loss of $537 on the sale of SafirRosetti, pursuant to the following:

Cash selling price	$3,500
Note receivable, net	1,670
Contingent cash consideration received	1,284
Total consideration from sale	6,454
Less: expenses of sale	(330)
Net proceeds from sale	6,124
Less: net book value of assets sold to buyer or written off in connection with the sale	(6,661)
Net (loss) on the sale of SafirRosetti	$(537)

During the years ended December 31, 2011 and 2010, the Company recognized gain (loss) of $732 and ($1,269), respectively, on the sale of SafirRosetti.

Sale of Preparedness Services

On July 16, 2010, pursuant to the Board of Directors’ approval on May 6, 2010, and the Company’s stockholders’ approval on July 15, 2010, the Sellers completed the sale of all assets used in Preparedness Services in accordance with an asset purchase agreement dated May 13, 2010 (the “Preparedness Services Purchase Agreement”), by and among the Sellers and Witt Group Holdings, LLC, (“Witt Holdings”), of which certain of our former officers are principals.

Preparedness Services developed and implemented crisis management and emergency response plans for disaster mitigation, continuity of operations and other emergency management issues for governments, corporations and individuals, and reported the results of its operations in the Company’s Preparedness Services reporting segment.

Pursuant to the terms of the Preparedness Services Purchase Agreement, the Sellers sold Preparedness Services to Witt Holdings for aggregate consideration of (i) $10,006 in cash, of which $1,000 was initially held in escrow and then released to the Company in full on July 26, 2011, (ii) an earnout payment equal to 40% of any revenues over $15,000 earned during the 12-month period following the closing, which payment may not exceed $12,000, (iii) the assumption of all of the Preparedness Services liabilities, including all termination and severance payments due to James Lee Witt, Mark Merritt, Barry Scanlon and Pate Felts under their respective employment agreements, upon the sale of Preparedness Services, less $286, representing a payment in connection with Witt Holdings’ assumption of the lease for Preparedness Services’ Washington D.C. facility and (iv) a working capital adjustment of $1,652 paid on January 14, 2011. The maximum total consideration payable to the Sellers under the Preparedness Services Purchase Agreement is $22,000.

On February 29, 2012, the Company received $10,000 from Witt Holdings, representing the earnout payment due under the Preparedness Services Purchase Agreement. During the year ended December 31, 2010, the Company recognized $301 of this earnout contingent consideration not yet realized, representing the amount which brought the initial gain recognized to $0.

Sale of Preparedness Services, continued

The Sellers had also agreed to pay Witt Holdings (i) a “true-up” of up to $1,000 based on accounts receivable (other than accounts receivable originating from the State of Louisiana or its agencies) that remain uncollected as of six months following the closing, and (ii) the face amount of any uncollected receivables arising from the bankruptcy or dissolution of any non-governmental entity.  Witt Holdings had agreed upon such “true-up” payment to transfer to the Sellers all rights with respect to such uncollected receivables. On January 28, 2011, Witt Holdings notified the Company that it would not make a claim for either a “true-up” or bankrupt amount as described in (i) or (ii), herein.

Additionally, in connection with the Preparedness Services Purchase Agreement, the Company entered into (i) a license agreement pursuant to which it granted Witt Holdings a world-wide, perpetual, irrevocable, exclusive, royalty free, fully paid-up right and license to use the Company’s software in the field of emergency preparedness and disaster relief recovery, and the Company agreed not to license the Preparedness Services application of software to any other business in such field, and (ii) a transition service agreement pursuant to which the Company provided Witt Holdings with certain specified transition services following the closing, including but not limited to certain information technology services. In connection with this agreement, during the year ended December 31, 2010, the Company recorded fees of $72, which were recorded as an offset to general and administrative expenses. The transition services agreement terminated on September 30, 2010.

During the year ended December 31, 2011, the Company recognized additional contingent consideration of $167 in connection with certain working capital items.

The Company recorded a cumulative gain of $167 on the sale of Preparedness Services, pursuant to the following:

Cash selling price	$10,006
Working capital adjustment	1,652
Contingent cash consideration recognized	368
Liabilities assumed by purchaser	3,225
Gross proceeds from sale	15,251
Less: expenses of sale	(1,054)
Net proceeds from sale	14,197
Less: net book value of assets sold to buyer or written off in connection with the sale	(14,030)
Net gain on the sale of Preparedness Services	$167

During the years ended December 31, 2011 and 2010, the Company recognized gain of $167 and $0, respectively, on the sale of Preparedness Services.

Sale of Fraud and SIU Services

On July 20, 2010, pursuant to the Board of Directors’ approval on June 10, 2010, the Sellers completed the sale of all assets used in Fraud and SIU Services in accordance with an asset purchase agreement dated June 11, 2010 (the “Fraud and SIU Services Purchase Agreement”), by and among the Sellers and GlobalOptions Services, Inc., a non-related third party (“Global Services”), of which a number of the Company’s former officers are principals.

Fraud and SIU Services provided investigative surveillance, anti-fraud solutions and business intelligence services to the insurance industry, law firms and multinational organizations, and reported the results of its operations in the Company’s Fraud and SIU Services reporting segment.

Sale of Fraud and SIU Services, continued

Pursuant to the terms of the Fraud and SIU Services Purchase Agreement, the Sellers sold Fraud and SIU Services to Global Services for aggregate consideration of (i) $8,340 in cash at closing, inclusive of $34 for an estimated adjustment for working capital and $56 for the purchase real estate lease deposits, of which $825 was initially held in escrow and then released to the Company in full on August 1, 2011, (ii) an additional final post closing working capital adjustment of $275 which the Sellers received on December 30, 2010, and (iii) the assumption of substantially all of the liabilities of Fraud and SIU Services aggregating $2,978.

In connection with Fraud and SIU Services being classified as held for sale, during the three months ended June 30, 2010, the Company recorded a charge to discontinued operations of $4,475 to write down the carrying value of the assets of Fraud and SIU Services to fair value.

In connection with the Fraud and SIU Services Purchase Agreement, the Sellers and Global Services entered into (i) certain license agreements pursuant to which the Sellers granted Global Services worldwide, perpetual, irrevocable, exclusive, royalty-free, fully paid-up rights and licenses to certain of the Seller’s intellectual property, including but not limited to the “GlobalOptions” corporate name, logo and websites (all of which Global Services has the right to purchase in the future for nominal consideration), and the Company’s Rapid Data Module and Rapid Video Module software and related source materials that are embedded within the GlobalTrak system for the Fraud and SIU Services business only,  and (ii) transition service agreement pursuant to which the Sellers and Global Services will provide each other with certain transition services following the closing. The Company recorded fees of $0 in connection with this agreement during the year ended December 31, 2010. The term of such transition services agreement was extended until March 31, 2011 and then terminated.

The Company recorded a cumulative loss of $220 on the sale of Fraud and SIU Services, pursuant to the following:

Cash selling price	$8,615
Liabilities assumed by purchaser	2,978
Contingent cash consideration received	107
Gross proceeds from sale	11,700
Less: expenses of sale	(1,029)
Net proceeds from sale	10,671
Less: net book value of assets sold to buyer or written off in connection with the sale	(10,891)
Net loss on the sale of Fraud and SIU Services	$(220)

During the years ended December 31, 2011 and 2010, the Company recognized gain (loss) of $189 and ($409), respectively from the sale of Fraud and SIU Services.

Sale of Bode

On November 30, 2010, pursuant to the Board of Directors’ approval on August 10, 2010, and the Company’s stockholders’ approval on November 11, 2010, the Sellers completed the sale of the stock of Bode in accordance with a stock purchase agreement dated August 11, 2010 (“Bode Purchase Agreement”) by and among the Sellers, Bode and LSR Acquisition Corp. (which following a corporate reorganization, became SolutionPoint).

Pursuant to the terms of the Bode Purchase Agreement, the Sellers sold the equity securities and stock of Bode, which constitutes the Company’s Forensic DNA Solutions and Products business unit, to SolutionPoint for aggregate consideration of (i) $24,500 in cash, of which $2,450 was initially held in escrow and then released to the Company in full on January 15, 2012, (ii) an earnout payment equal to 30% of any revenues over $27,000 earned by Bode during the 12-month period following the closing of the sale, which payment may not exceed $5,500, (iii) a cash payment of $500 received on December 17, 2010 in connection with SolutionPoint’s tax election under Section 338(h)(10) of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”) and (iv) $2,286 received on July 28, 2011 for the full satisfaction of the working capital adjustment requirements.

Based upon revenue information that Solution Point has provided to the Company, it is the Company’s expectation that the earnout payment will be $0.

Sale of Bode, continued

In connection with the Bode Purchase Agreement, the Company entered into a transition service agreement pursuant to which the Company provided Bode with certain specified transition services following the closing, including but not limited to certain information technology services. In connection with this agreement, during the years ended December 31, 2011 and 2010, the Company recorded fees of $76 and $19, which were recorded as an offset to general and administrative expenses. The transition services agreement terminated on March 31, 2011.During the year ended December 31, 2011 the Company recorded (i) a reduction to the provision for income taxes on the sale of Bode on account of the release of $932 of reserves no longer required, (ii) a working capital adjustment of $94 and (iii) $230 for the release of reserves no longer required.

In future periods, the Company will record contingent consideration as realized, due to the uncertainty of realization.

The Company recorded a cumulative gain, net of tax, of $3,060 on the sale of Bode, pursuant to the following:

Cash selling price (of which $2,450 was held in escrow)	$25,000
Working capital adjustment	2,286
Liabilities assumed	2,327
Gross proceeds from sale	29,613
Less: expenses of sale	(2,142)
Net proceeds from sale	27,471
Less: net book value of assets sold to buyer or written off in connection with the sale	(24,268)
Gain on the sale of Bode, before tax effect	3,203
Income tax on the sale of Bode, as adjusted	(143)
Gain on the sale of Bode, net of tax	$3,060

During the years ended December 31, 2011 and 2010, the Company recognized net gain of $1,501 and $1,559, respectively from the sale of Bode.

Funds held in escrow related to the sales of business units

As of December 31, 2011, $2,450 from the sale of Bode was held in escrow, to cover potential post-closing indemnification obligations. This escrow amount was released to the Company in full on January 20, 2012.

Results of Discontinued Operations

Results and net income from discontinued operations are as follows, reflecting the results of SafirRosetti, Preparedness Services, Fraud and SIU Services, Bode and International Strategies:

	For the years ended December 31,
	2011	2010	2009
Revenues	$-	$64,760	$102,130
Income from operations	$-	$402	$7,015
Gain on disposal, net of tax	$2,589	$(119)	$-
Income, before tax	$2,612	$329	$6,888
Income, net of tax	$2,612	$840	$6,369

Results of Discontinued Operations, continued

Assets and liabilities included in discontinued operations are as follows:

	As of December 31,
	2011	2010
Assets
Prepaid expenses and other current assets	$-	$12
Total assets of discontinued operations	$-	$12

Liabilities
Accounts payable	$56	$63
Accrued compensation	-	214
Accrued expenses and other current liabilities	1,138	3,288
Total liabilities of discontinued operations	$1,194	$3,565

Accrued expenses and other current liabilities of discontinued operations at December 31, 2011 and 2010 includes $592 and $562, respectively, for amounts that were collected by the Company, on behalf of the buyers of the respective sold business units, through its lockbox prior to year end. These amounts were remitted to buyers promptly after year end.

Accrued Compensation and Related Benefits	3 Months Ended	12 Months Ended
	Mar. 31, 2012	Dec. 31, 2011
Accrued Compensation and Related Benefits

5. Accrued Compensation and Related Benefits

A summary of accrued compensation and related benefits is comprised of the following:

	As of
	March 31, 2012	December 31, 2011
Accrued bonuses	$10	$182
Accrued payroll and commissions	7	57
Accrued employee benefits	31	65
Total	$48	$304

6.   Accrued Compensation and Related Benefits

A summary of accrued compensation and related benefits is comprised of the following:

	December 31,
	2011	2010
Accrued performance based bonuses	$182	$644
Accrued payroll and commissions	57	223
Accrued employee benefits	65	29
Total	$304	$896

Deferred Compensation	3 Months Ended	12 Months Ended
	Mar. 31, 2012	Dec. 31, 2011
Deferred Compensation

6.  Deferred Compensation

The Company has established a Deferred Compensation Arrangement for the benefit of its Chief Financial Officer. The deferred compensation is held in a separate trust account, established by the Company to administer the Deferred Compensation Arrangement. The assets of the trust are subject to the claims of the Company’s creditors in the event that the Company becomes insolvent. The trust qualifies as a grantor trust for income tax purposes (known as a “rabbi trust”). Deferred compensation under the Deferred Compensation Arrangement was $821 as of March 31, 2012 and December 31, 2011.

7.  Deferred Compensation

The Company has established a Deferred Compensation Arrangement for the benefit of its Chief Executive Officer and its Chief Financial Officer (See Note 10 – Commitments and Contingencies - Employment Agreements). The deferred compensation is held in a separate trust account, established by the Company to administer the Deferred Compensation Arrangement. The assets of the trust are subject to the claims of the Company’s creditors in the event that the Company becomes insolvent. The trust qualifies as a grantor trust for income tax purposes (known as a “rabbi trust”). The assets of the trust are valued at $822 and $2,506 as of December 31, 2011 and 2010, respectively, and are included in Restricted Cash Equivalents on the accompanying Consolidated Balance Sheet. The liabilities of the Deferred Compensation Arrangement are valued at $821 and $2,506 as of December 31, 2011 and 2010, respectively.

Line of Credit	12 Months Ended
Dec. 31, 2011
Line of Credit

8.  Line of Credit

The Company had maintained a working capital line of credit (the “Facility”), which was terminated on November 30, 2010, with a balance of $0. The Facility was secured by accounts receivable, was subject to a liquidity financial covenant and certain positive and negative covenants and in connection therewith, the Company had granted a first priority security interest in substantially all of its assets to the financial institution that provided this Facility.

Income Taxes	12 Months Ended
Dec. 31, 2011
Income Taxes

9. Income Taxes

Significant components of the Company’s net deferred tax assets and liability at December 31, 2011 and 2010 are as follows:

Deferred tax assets:	2011	2010
Net operating loss carryforwards	$773	$15,962
Stock-based compensation	73	383
Property and equipment	63	119
Allowance for doubtful accounts	40	183
Earnout in connection with the sales of business units	4,563	3,471
Other accruals	585	1,244
Total gross deferred tax assets	6,097	21,362
Less: valuation allowance	(6,097)	(21,362)
Deferred tax assets, net	$-	$-

As of December 31, 2011, the Company had approximately $39,126 and $37,056 of federal and state net operating losses (“NOL”), respectively, available for income tax purposes that may be carried forward to offset future taxable income, if any. The federal carryforwards expire in years 2022 through 2031. The Company conducted a change in ownership study in accordance with Section 382 of the Internal Revenue Code (“IRC”) and determined that its ability to use approximately $37,144 of its federal and state NOL carryforwards generated prior to March, 2011 is subject to an annual limitation. Accordingly, the Company has recorded an accounting impairment of its NOL carryforwards with a reduction of approximately $37,144 for the NOL carryovers it would not be able to utilize prior to their expiration, due to the effect of the annual limitation. This impairment resulted in a reduction of $14,383 in the NOL deferred tax asset.

For the year ended December 31, 2010, the increase in the deferred tax asset for net operating loss carryforwards includes the income tax effect of the differences in the book and tax bases of goodwill, that were part of the net assets of the business units that were sold during that year. The valuation allowances related to the Company’s deferred tax asset (decreased) increased by approximately ($15,265) and $1,745 for the years ended December 31, 2011 and 2010, respectively.

A reconciliation of the statutory federal income tax rate to the Company’s effective tax rate for the loss from continuing operations is as follows:

	2011	2010	2009
Tax benefit at federal statutory rate	(34.0)%	(34.0)%	(34.0)%
State income taxes	(5.0)	(5.0)	(5.0)
Permanent differences:
Stock-based compensation	7.9	19.5	13.1
Compensation	0.0	4.1	0.0
Adjustments of deferred tax assets:
Net operating loss carry forwards, in 2011 principally due to additional proceeds recognized for tax purposes in connection with the earnouts	62.1	(0.8)	2.1
Property and equipment	1.3	-	-
Impairment of net operating loss carry forward	489.7	-	-
Other	3.8	-	-
Increase in valuation allowance	(525.8)	16.2	23.8
Effective income tax rate	(0.0)%	0.0%	0.0%

During the years ended December 31, 2010 and 2009, as result of the vesting of restricted stock units and certain other share based payment awards, the ultimate tax deduction realized by the Company at the vesting date was substantially lower than the cumulative compensation expense recorded for financial reporting purposes, which is commonly referred to as a “shortfall”. Accordingly, the effective tax rate reconciliation for the years ended December 31, 2010 and 2009 include the effect of derecognizing the gross deferred tax asset and the related valuation allowance associated with the book compensation expense of these vested awards and correspondingly, the set-up of the gross deferred tax asset and the corresponding valuation allowance associated with the final tax deduction.

The Company files a consolidated federal income tax return as well as consolidated or separate company income tax returns in 32 state and 2 local jurisdictions in the United States.  Currently no income tax returns are under examination.

Commitments and Contingencies	3 Months Ended	12 Months Ended
	Mar. 31, 2012	Dec. 31, 2011
Commitments and Contingencies

7. Commitments and Contingencies

Employment Agreements

On March 26, 2012, the Company entered into an amendment (the “Schiller Amendment”) to Dr. Schiller’s employment agreement. Pursuant to the Schiller Amendment, the expiration date of Dr. Schiller’s employment with the Company was extended from July 31, 2012 to December 31, 2012. The Schiller Amendment further provides that Dr. Schiller’s base salary shall be increased from $150 per annum to $180 per annum, and provides that, as an inducement to Dr. Schiller to enter into the Schiller Amendment, the Company granted Dr. Schiller an option for the purchase of 125,000 shares of the company’s common stock at an exercise price of $3.05 per share, which vests six months after the grant date with a five year term. If Dr. Schiller’s employment with the Company is terminated without cause prior to the vesting period, all options shall vest upon the termination date. The Schiller Amendment further provides that, should the Company merge or acquire an operating company before the expiration date of Dr. Schiller’s employment with the Company, the Company shall pay to Dr. Schiller as severance a sum equal to 12 months of his part-time base salary ($15 per month) plus all benefits and cash payments accruing throughout those 12 months in a lump sum within 30 days of the date on which Dr. Schiller’s employment with the Company is terminated. The Schiller Amendment further provides that the Company shall pay to Dr. Schiller certain professional fees for personal accounting and legal fees relating to the preparation and execution of the Schiller Amendment.

On March 26, 2012, the Company entered into an amendment (the “Nyweide Amendment”) to Mr. Nyweide’s employment agreement. Pursuant to the Nyweide Amendment, the expiration date of Mr. Nyweide’s employment with the Company shall be extended from July 31, 2012 to December 31, 2012. The Nyweide Amendment further provides that, as of March 1, 2012, the Company shall pay to Mr. Nyweide a base salary of approximately $31 per month as a full time employee. If the Company elects to extend the term of Mr. Nyweide’s employment beyond December 31, 2012, the Company shall pay to Mr. Nyweide a base salary of $20 per month as a part time employee. The Nyweide Amendment provides that, as an inducement to Mr. Nyweide to enter into the Nyweide Amendment, the Company granted Mr. Nyweide an option for the purchase of 75,000 shares of the company’s common stock at an exercise price of $3.05 per share, which vests six months after the grant date with a five year term. If Mr. Nyweide’s employment with the Company is terminated without cause prior to the vesting period, all options shall vest upon the termination date. The Nyweide Amendment further provides that, should the Company merge or acquire an operating company before the expiration date of Mr. Nyweide’s employment with the Company, the Company shall pay to Mr. Nyweide as severance a sum equal to 12 months compensation at $15 per month, plus all benefits and cash payments accruing throughout those 12 months in a lump sum within 30 days of the date on which Mr. Nyweide’s employment with the Company is terminated (the “Nyweide Severance Payment”). The Nyweide Amendment further provides that the Severance Payment shall be reduced by an amount equal to $15 times the number of completed months worked by Mr. Nyweide from March 1, 2012 to the date of termination due to acquisition or merger. The Nyweide Amendment further provides that the Company shall pay to Mr. Nyweide certain professional fees for personal accounting and legal fees relating to the preparation and execution of the Nyweide Amendment.

Consulting Agreement

On March 26, 2012, the Company entered into a non-exclusive agreement with a financial advisor, for services related to identifying and evaluating potential acquisition candidates, and to the raising of additional private investments on public entity (“PIPE”) financing. The agreement has a term of one year. The Company will not be obligated to pay a fee to the financial advisor with respect to an acquisition or financing transaction, unless such a transaction is introduced by the financial advisor and is completed.

Operating Leases

Effective October 31, 2011, the Company entered into a new lease agreement for office space in New York, New York. Under this agreement, which expires on June 30, 2015, the Company may terminate the agreement at any time, with 90 days advance notice. Future non-cancellable obligations under this agreement are $36.

Rent expense charged to continuing operations was $36 and $48 for the three months ended March 31, 2012 and 2011.

Litigation, Claims and Assessments

On April 22, 2010 a case was filed against the Company stating that the Company conspired to divert work from the plaintiff. The claims are for $2,400 in this case. The Company believes that the suit is completely without merit and intends to vigorously defend its position. The Company has not accrued a loss reserve for this matter.

10.  Commitments and Contingencies

Employment Agreements

Harvey W. Schiller, Ph.D.

The Company entered into a three-year employment agreement with Dr. Schiller, its Chairman and Chief Executive Officer, in January 2004.  The agreement was initially amended on December 19, 2006 to extend the term through January 31, 2010; subsequently on August 13, 2009 the term was extended through January 31, 2011 and on January 31, 2010 pursuant to its terms was extended to January 31, 2012.  Effective May 11, 2010, the Company modified its employment agreement with Dr. Schiller to induce him to remain with the Company to ensure continuity of corporate operations in the event that he became entitled to terminate his employment agreement as a result of the occurrence of a “change of control,” as defined under his employment agreement, which the Compensation Committee of the Board determined would result from the completion of the sale of Preparedness Services. On December 14, 2010 and again on December 12, 2011, the Company further modified its agreement with Dr. Schiller, principally, to extend the term of Dr. Schiller’s employment with the Company through April 30, 2012 and then to July 31, 2012, to ensure the continuity of corporate operations during the period which earnout payments and escrow amounts are expected to be received in connection with the sales of the business units. Pursuant to the terms of the modified employment agreement, Dr. Schiller continues to have the right to terminate his employment agreement if a “change of control” event occurs prior to the end of the term of his employment agreement. A change of control event could occur if more than fifty percent of the combined voting power of the outstanding securities of the Company changes from the present stockholders (See Note 14 – Subsequent Events – Employment Agreements).

The sale of Preparedness Services was completed on July 16, 2010.  As a result of this sale, the Company’s employment agreement with Dr. Schiller, as modified (the “Schiller Employment Agreement”), provides that Dr. Schiller will continue to serve as the Company’s Chairman and Chief Executive Officer through April 30, 2012, and devote the necessary working time and efforts, but less than substantially all of his working time and efforts to the business of GlobalOptions Group.  The Schiller Employment Agreement provided for a base salary of $180 per annum, plus certain living expenses through December 31, 2010 and then reduced to $150 per annum for the duration of the term.  In addition to his base salary, in December 2010, Dr. Schiller was awarded a cash bonus of $150 and Dr. Schiller became eligible for a discretionary cash bonus on or before the end of the term.  Following the completion of the term of the Schiller Employment Agreement, the Company will have the option to continue to employ Dr. Schiller on a month-to-month basis for $20 per month.

Additionally, pursuant to the terms of the Schiller Employment Agreement, upon the sale of Preparedness Services, 268,750 shares of restricted stock granted under the 2006 Executive Compensation Performance Bonus Plan (the “Performance Bonus Plan”) and 31,912 restricted stock units (“RSUs”) held by Dr. Schiller became fully vested and non-forfeitable, and the target cash bonus award for the year 2010 was deemed to be earned. Out of the amount of the 2010 award that was deemed earned through the date of the sale of Preparedness Services, $270 was paid on August 13, 2010 and $230 was paid on March 16, 2011.  In addition, $1,685 was paid into a “rabbi trust” on August 20, 2010 and was disbursed to Dr. Schiller on July 6, 2011, a date which was six months after his separation of service for any reason (for purposes of Section 409A of the Internal Revenue Code, the deferred compensation rules, which includes a point in time when Dr. Schiller works part-time) representing: (i) salary that would have been earned for the period August 1, 2010 through January 31, 2012; (ii) the target cash bonus for the period January 1, 2011 through January 31, 2012; and (iii) cash in lieu of additional shares of stock, for the number of shares of stock deemed earned upon the vesting of the target stock bonus awards that were in excess of the number of shares of restricted stock previously granted to Dr. Schiller. The Compensation Committee has determined that December 31, 2010 is the date of such separation of service for purposes of Section 409A of the Internal Revenue Code.

Dr. Schiller elected to have 113,650 shares, valued at $225, withheld in satisfaction of his tax obligation in connection with the vesting of the restricted stock and RSUs during the year ended December 31, 2010.

Employment Agreements

Jeffrey O. Nyweide

Effective as of August 1, 2007, Mr. Nyweide and the Company terminated his consulting agreement and entered into an employment agreement providing for Mr. Nyweide’s service as the Company’s Chief Financial Officer, Executive Vice President—Corporate Development, Treasurer and Secretary, reporting to the Chairman of the Board.  The employment agreement, which had an initial term through January 31, 2010, was amended on August 13, 2009 to extend its term through January 31, 2011, and pursuant to its terms, on January 31, 2010, was further extended to January 31, 2012.  Effective May 11, 2010, the Company modified its employment agreement with Mr. Nyweide to induce him to remain with the Company to ensure the continuity of corporate operations in the event that he became entitled to terminate his employment agreement as a result of the occurrence of a “change of control,” as defined under his employment agreement, which the Compensation Committee determined would result from the sale of Preparedness Services. On December 14, 2010, the Company further modified its agreement with Mr. Nyweide to extend the term of his employment agreement to July 31, 2012 to ensure the continuity of corporate operations during the period which earnout payments and escrow amounts are expected to be received in connection with the sales of the business units. Pursuant to the terms of the modified employment agreement, Mr. Nyweide continues to have the right to terminate his employment agreement if a “change of control” event occurs prior to the end of the term of his employment agreement. A change of control event could occur if more than fifty percent of the combined voting power of the outstanding securities of the Company changes from the present stockholders (See Note 14 – Subsequent Events – Employment Agreements).

The sale of Preparedness Services was completed on July 16, 2010. As a result of this sale, the Company’s employment agreement with Mr. Nyweide, as modified (the “Nyweide Employment Agreement”), provides that Mr. Nyweide will continue to serve as its Chief Financial Officer and Executive Vice President through July 31, 2012. Mr. Nyweide will receive a base salary of $375 per annum for the first eighteen month period of such term and a reduced base salary of $180 per annum for the remaining six months, during which period Mr. Nyweide’s responsibilities are intended to be reduced.  In addition to his base salary, Mr. Nyweide earned a performance bonus of $150 in connection with the sale of Preparedness Services ($75 paid on August 11, 2010 and the remainder paid on October 15, 2010), on November 30, 2010, Mr. Nyweide earned a performance bonus of $250 in connection with the sale of Bode ($125 paid on December 10, 2010 and the remainder paid on January 5, 2012.  Following the completion of the term of the Nyweide Employment Agreement, the Company will have the option to continue to employ Mr. Nyweide on a month-to-month basis for $20 per month.

Additionally, pursuant to the terms of the Nyweide Employment Agreement, upon the sale of Preparedness Services, 201,813 shares of restricted stock granted under the Performance Bonus Plan and 14,093 RSUs held by Mr. Nyweide became fully vested and non-forfeitable, and the target cash bonus award for the year 2010 was deemed to be earned. Out of the amount of the 2010 award that was deemed earned through the sale of Preparedness Services, $202 was paid on August 13, 2010, and the remaining $173 will be paid in March 2011.  In addition, $821 was paid into a “rabbi trust” on August 23, 2010 and will be disbursed to Mr. Nyweide six months after his separation of service for any reason (for purposes of Section 409A of the Internal Revenue Code, the deferred compensation rules, which may include a point in time when Mr. Nyweide works part-time), representing: (i) 50% of the salary and 100% of benefits, including a housing allowance, that would have been earned for the period August 1, 2010 through January 31, 2012; (ii) 50% of the target cash bonus for the period January 1, 2011 through January 31, 2012 ; and (iii) cash in lieu of additional shares of stock for 50% of the number of shares of stock deemed earned upon the vesting of the target stock bonus awards that were in excess of the number of shares of restricted stock previously granted to Mr. Nyweide. The Compensation Committee has determined that January 31, 2012 is the date of such separation of service for purposes of Section 409A of the Internal Revenue Code.

 Mr. Nyweide elected to have 72,977 shares, valued at $144, withheld in satisfaction of his tax obligations in connection with the vesting of the restricted stock and RSUs during the year ended December 31, 2010.

Operating Leases

Rent expense charged to continuing operations amounted to approximately $178, $198 and $194 for the years ended December 31, 2011, 2010 and 2009, respectively.

Litigation, Claims and Assessments

On April 22, 2010 a case was filed against the Company stating that the Company conspired to divert work from the plaintiff. The claims are for $2,400 in this case. The Company believes that the suit is completely without merit and intends to vigorously defend its position.

On October 2, 2010, the Company, along with others, was notified that it is a defendant in a lawsuit filed by a third party for alleged conversion of assets, tortuous interference and defamation, among other claims. The suit asks for actual and punitive damages totaling $4,200,000. On November 2, 2011, the plaintiffs in this case moved to dismiss the Company from this lawsuit. The Company has not accrued a loss reserve for this matter.

Stockholders' Equity	3 Months Ended	12 Months Ended
	Mar. 31, 2012	Dec. 31, 2011
Stockholders' Equity

8.   Stockholders’ Equity

Common Stock Issued

During the three months ended March 31, 2012, the Company issued 4,998 shares of its common stock upon the exercise of stock options and realized proceeds of $8.

Recovery of Stockholder Short Swing Profit

In February, 2012, the Company was notified by one of its 10% stockholders that the stockholder had generated short swing profits under the provisions of Section 16(b) of the Exchange Act on its purchases and sales of shares of the Company’s common stock. On February 27, 2012, the stockholder made a payment to the Company of $15, representing the disgorgement of that short swing profit. The amount was recorded as additional paid-in capital.

Stock Repurchase Program

On July 21, 2011, the Company’s board of directors approved a new program to repurchase shares of the Company’s common stock. The repurchase program was established on August 4, 2011. During the three months ended March 31, 2012, 1,943 shares of the Company’s common stock were repurchased under this program at an aggregate cost of $5. At March 31, 2012, the cost of this repurchase was reflected in Treasury Stock in the accompanying condensed consolidated balance sheet.

Rights Agreement Amendment

On March 26, 2012, the Company entered into a First Amendment to Rights Agreement (the “First Amendment”) with Continental Stock Transfer and Trust Company (“Continental”), as rights agent, to amend the definition of “Acquiring Person” contained in Section 1 of the Rights Agreement to lower the threshold for qualifying as an Acquiring Person to Beneficial Ownership, alone or together with all Affiliates and Associates of such Person, of more than 10% of the Common Shares then outstanding, and to make other conforming changes (each of Person, Affiliates, Associates, Beneficial Ownership and Common Shares as defined in the Rights Agreement).

Limited Waiver of Rights Agreement and Stockholder Support Agreement

On March 27, 2012, the Company entered into a support agreement (the “Genesis Support Agreement”) with Genesis Capital Advisors LLC, a Delaware limited liability company, Genesis Opportunity Fund, L.P., a Delaware limited partnership, and Genesis Asset Opportunity Fund, L.P., a Delaware limited partnership (collectively, the “2012 Stockholder”). Pursuant to the Genesis Support Agreement, the 2012 Stockholder agreed to vote all of the shares of the Company’s common voting stock owned by the 2012 Stockholder in favor of the election of all director nominees recommended by the Board at the Company’s 2012 Annual Meeting (the “Annual Meeting”).

The Genesis Support Agreement also provided that, as a condition to the 2012 Stockholder’s obligations thereunder, the Board would adopt certain resolutions providing that (i) the Stockholder, together with its affiliates, will not be deemed to be an “Acquiring Person” for the purposes of that certain Rights Agreement, dated as of September 7, 2010, as amended (such amendment is described below) (the “Rights Agreement”), by and between the Company and Continental, as rights agent, unless and until the 2012 Stockholder becomes the “Beneficial Owner” (as defined under the Rights Agreement) of more than 35% of the Company’s outstanding common stock, and (ii) that the Board approve, solely for the purposes of Section 203 of the Delaware General Corporation Law, the acquisition of additional shares of the Company’s common stock by the 2012 Stockholder. The Genesis Support Agreement also provides that if at any time the 2012 Stockholder beneficially owns less than 25% of the Company’s common stock and then at any time it increases its beneficial ownership over 25% it would be deemed an “Acquiring Person” and if at any time the 2012 Stockholder beneficially owns less than 10% of the Company’s common stock then at any time it increases its beneficial ownership over 10% it would be deemed an “Acquiring Person”.

Pursuant to its obligations under the Genesis Support Agreement and as a further inducement for the 2012 Stockholder to enter into the Genesis Support Agreement, the Company, concurrently with the execution of the Genesis Support Agreement, entered into a Registration Rights Agreement with the 2012 Stockholder pursuant to which the Company agreed to register the resale of the shares of the Company’s common stock owned by the 2012 Stockholder (See Note 8 – Stockholder’s Equity - Registration Rights Agreement, below).

Pursuant to the Genesis Support Agreement, the Board expanded its size to a total of six (6) members and appointed two designees of the 2012 Stockholder to serve as directors on the Board (the “Stockholder Designees”). The Board is further obligated to nominate and recommend the election of the Stockholder Designees, and to solicit proxies to such effect. The Genesis Support Agreement further provides that, should the 2012 Stockholder beneficially own less than 22% of the common stock of the Company, the 2012 Stockholder shall only retain authority to appoint one Stockholder Designee to the Board. In such case, the Board shall no longer be obligated to nominate and recommend the election of more than one Stockholder Designee and shall not be obligated to solicit proxies or otherwise promote the election to the Board of such Stockholder Designee. The Genesis Support Agreement further provides that, should the 2012 Stockholder beneficially own less than 10% of the common stock of the Company, the 2012 Stockholder shall retain no authority to appoint any Stockholder Designees to the Board. In such case, the Board shall no longer be obligated to nominate and recommend the election of any of the Stockholder Designees and shall not be obligated to solicit proxies or otherwise promote the election to the Board of any Stockholder Designee. Additionally, the 2012 Stockholder agreed to certain standstill restrictions, effective as of the date of the Genesis Support Agreement and expiring on the earlier of 18 months following the execution of the Genesis Support Agreement or the consummation of a change of control of the Company and certain restrictions on transfer of certain of the shares owned by them.

Registration Rights Agreement

Pursuant to its obligation under the Genesis Support Agreement, on March 27, 2012, the Company entered into a Registration Rights Agreement with the 2012 Stockholder (the “Registration Rights Agreement”). Pursuant to such Registration Rights Agreement, on April 17, 2012, the Company filed a registration statement with the Securities and Exchange Commission on Form S-1 to register 3,311,086 shares for resale, including the shares required to be registered pursuant to the Registration Right Agreement. Though May 15, 2012, this registration statement had not yet been declared effective. Company agreed to register for resale the shares of common stock held by the 2012 Stockholder by no later than April 30, 2012. The Registration Rights Agreement further obligates the Company to use commercially reasonable efforts to cause any registration statement filed pursuant to the Registration Rights Agreement to be declared effective within 150 days following the date of the Registration Rights Agreement, and to remain effective under the Securities Act until the earlier of (i) such time as all of the 2012 Stockholders’ shares of the Company’s common stock registered by any such registration statement have been sold, or (ii) three years from the effective date of the Agreement. The Registration Rights Agreement obligates the Company to bear all fees and expenses incident to the performance of and compliance with its obligations under the Registration Rights Agreement regardless of whether or not any securities are sold pursuant to any registration statement filed pursuant to the Registration Rights Agreement. The Company is obligated to indemnify, defend and hold harmless any stockholder or affiliates, directors or employees thereof, for losses, claims, damages, liabilities and costs arising from violations of the law or the agreement, or any misstatement or omission of a material fact, perpetrated by the Company relating to any registration statement filed pursuant to the Registration Agreement. The 2012 Stockholder is obligated to indemnify, defend and hold harmless the Company and its directors, employees and agents for losses arising from any misstatement or omission of a material fact perpetrated by the Stockholder relating to any registration statement filed pursuant to the Registration Rights Agreement.

11.   Stockholders’ Equity

Description of Authorized Capital

The Company is authorized to issue up to 100,000,000 shares of common stock. The holders of the Company’s common stock are entitled to one vote per share. The holders of common stock are entitled to receive ratably such dividends, if any, as may be declared by the Board of Directors out of legally available funds. Upon liquidation, dissolution or winding-up of the Company, the holders of common stock are entitled to share ratably in all assets of the Company that are legally available for distribution. The holders of common stock have no preemptive, subscription, redemption or conversion rights.

The Company is authorized to issue 15,000,000 of preferred stock, of which 100,000 shares have been designated as Series D convertible preferred stock, and 20,000 shares have been designated as Series A junior participating preferred stock. Shares previously issued for other classes of preferred stock, for which shares are no longer outstanding, have been canceled and returned to undesignated preferred stock that is available for future issuance.

Common Stock Issued

On July 23, 2009, the Company issued 44 shares of its common stock in connection with the exercise of a stock option.

During the year ended December 31, 2009, the Company issued 3,692,552 shares of common stock upon the conversion of 55,388 shares of Series D convertible preferred stock. No shares of Series D convertible preferred stock remained outstanding at December 31, 2011.

During the year ended December 31, 2009, the Company issued 134,274 shares of its common stock pursuant to the vesting of RSUs under the 2006 Long Term Incentive Plan (the “Incentive Plan”).  Of the 134,274 shares issued, 31,912 and 14,094 shares were issued to the Chief Executive Officer and Chief Financial Officer, respectively.  The Chief Executive Office and Chief Financial Officer elected to have the Company withhold 12,063 and 4,764 shares, respectively, in satisfaction of their tax obligations in connection with the vesting of these RSUs.  Such withheld shares valued at $25 and $10, respectively are reflected as treasury shares in the Company’s books and records.

During the year ended December 31, 2011 and 2010, the Company issued 5,557 and 155,561 shares of its common stock, respectively, pursuant to the vesting of RSUs under the Incentive Plan.  Of the 155,561 shares issued during the year ended December 31, 2010, 63,825 and 28,187 shares were issued to the Chief Executive Officer and Chief Financial Officer, respectively.  The Chief Executive Office and Chief Financial Officer elected to have the Company withhold 24,126 and 9,528 shares, respectively, in satisfaction of their tax obligations in connection with the vesting of these RSUs.  Such withheld shares valued at $49 and $20, respectively are reflected as treasury shares in the Company’s books and records.

During the years ended December 31, 2010 and 2009, the Company issued 26,309 and 89,577 shares of its common stock, respectively to Lippert/Heilshorn and Associates for services. Of the 89,577 shares issued during the year ended December 31, 2009, 36,900 shares valued at $75 were issued for services rendered during 2008, and 52,677 shares valued at $90 were issued for services rendered during 2009. The 26,309 shares issued during the year ended December 31, 2010 were valued at $45 for services rendered during 2010.

During the years ended December 2011, 2010 and 2009, the Company issued 325,003, 151,250 and 44 shares of its common stock, respectively, in connection with the exercise of stock options.

During the years ended December 31, 2010 and 2009, the Company issued 31,289 and 68,981 shares of its common stock, respectively under the Amended and Restated 2006 Employee Stock Purchase Plan (the “Stock Purchase Plan”).  The Company realized proceeds of $45 and $93 and recognized stock based compensation of $16 and $32, respectively in connection with the issuance of these shares. No shares were issued under the Stock Purchase Plan during 2011.

Restricted Stock Issued Under Performance Based Executive Bonus Plan

On December 19, 2006, the Company awarded 100,000 and 75,000 shares of unvested restricted stock to its Chief Executive Officer and Chief Financial Officer, respectively, in connection with the extension of their respective employment and consulting agreements. On July 24, 2008, the Company awarded an additional 250,000 and 187,500 shares of unvested restricted stock to its Chief Executive Officer and Chief Financial Officer, respectively, in connection with the Performance Bonus Plan.

As a result of the sale of Preparedness,  the remaining 268,750 and 201,813 unvested shares held by Dr. Schiller and Mr. Nyweide, respectively, were no longer subject to forfeiture, and 31,912 and 14,094 RSUs became vested, respectively.  Dr. Schiller and Mr. Nyweide elected to have the Company withhold 101,588 and 68,212 shares, respectively, in satisfaction of their tax obligations in connection with the vesting of their restricted stock and 12,063 and 4,764 Shares, respectively, in satisfaction of their tax obligations in connection with the vesting of their RSUs.  Such withheld shares, valued at $225 and $145, respectively, are reflected as treasury shares in the Company’s books and records.  As of September 30, 2010 Dr. Schiller and Mr. Nyweide have no more non-vested shares of restricted stock.  (See Note 10 – Commitments and Contingencies – Employment Agreements, for additional discussion regarding these shares.)

Repurchase of Common Stock

On October 28, 2010, the Company’s board of directors authorized the repurchase of up to $3,000 of the Company’s common stock over a period of 18 months, at such times, amounts and prices as the Company deemed appropriate. This program terminated when the Company announced a partial tender offer (the “2010 Tender Offer’ – see below.) During the year ended December 31, 2010, the Company purchased 16,627 shares of its common stock through this common stock buyback program, to be held in treasury, at an aggregate cost of $39.

On February 7, 2011, the Company’s board of directors authorized the repurchase of up to $3,000 of the Company’s common stock over a period of 18 months, at such times, amounts and prices as the Company deemed appropriate.   This program terminated when the Company announced its 2011 tender offer (see below).  No shares were repurchased under this program.

On July 21, 2011, the Company’s board of directors approved a new program (the “Stock Repurchase Program”) to repurchase shares of the Company’s common stock.  The repurchase program was established on August 4, 2011 with the authorization to repurchase of up to $1,000 of the Company’s common stock over a period of 18 months, at such times, amounts and prices as the Company shall deem appropriate. On December 14, 2011, the Company’s board of directors increased the authorization under this program to repurchase a total of $2,000 of the Company’s common stock.  During the year ended December 31, 2011, 8,674 shares were repurchased under this program, to be held in treasury, at an aggregate cost of $21. See Note 14 – Subsequent Event – Stock Repurchase Program, regarding shares purchased under this program subsequent to December 31, 2011.

Tender Offers

 On December 1, 2010, the Company commenced the 2010 Tender Offer for the purchase of up to 10,000,000 shares of its common stock at a price of $2.40 per share, net to the seller in cash, without interest. The tender offer expired on December 29, 2010. During the year ended December 31, 2010, the Company purchased and canceled 1,119,978 shares of common stock at an aggregate cost of $2,688.

On April 27, 2011 the Company commenced a partial tender offer to purchase up to 7,500,000 shares of its common stock at a price of $2.60 per share, net to the seller in cash, without interest (the “2011 Tender Offer”.)  The 2011 Tender Offer expired on May 25, 2011.  In connection with the 2011 Tender Offer, the Company purchased and canceled 7,500,000 shares of common stock at an aggregate cost of $19,650, including expenses of $152 related to the 2011 Tender Offer, offset by $2 of proceeds received from a major stock holder representing the disgorgement of a short swing profit on its sale of the Company’s stock.

Stockholder Rights Plan

On September 7, 2010, the Company entered into a stockholder rights plan, dated as of September 7, 2010 (the “Rights Agreement”), with Continental Transfer & Trust Company (“Continental”), as rights agent.

 On September 7, 2010, in connection with the Company’s entry into the Rights Agreement, the Board of Directors authorized the issuance of one right (a “Right”) to purchase one one-thousandth of a share of the Company’s Series A Junior Participating Preferred Stock, par value $0.001 per share (“Series A Preferred Stock”), at a purchase price of $4.10 (as may be adjusted from time to time as provided in the Rights Agreement) for each share of the Company’s outstanding common stock to stockholders of record as of the close of business on September 17, 2010. The Rights will expire on September 7, 2013.

Limited Waiver of Rights Agreement and Stockholder Support Agreement

On October 27, 2010, the Company waived the provisions of the Rights Agreement for a certain large stockholder (the “Stockholder”) of the Company (the “Stockholder Exemption”). On the close of business as of that day, the Stockholder owned an aggregate of 5,766,324 shares of the Company’s stock, or approximately 40% of the common stock outstanding. In connection with this purchase, the Company entered into a support agreement with the Stockholder, the principal term of which required the Stockholder to vote in favor of the sale of Bode.

On January 19, 2012, the Company’s board of directors adopted a resolution to: (i) withdraw the Stockholder Exemption granted to the Stockholder on October 27, 2010 pursuant to the terms of Rights Agreement, dated September 7, 2010 and (ii) supersede the Stockholder exemption with a new exemption (the “New Stockholder Exemption”), as described below.

The New Stockholder Exemption provides that the Stockholder shall not be deemed an “Acquiring Person” for the purposes of the Rights Agreement unless and until either of the following occurs at any time after January 19, 2012: (i) the Stockholder acquires beneficial ownership of an additional one percent (1%) or more of the then outstanding shares of common stock of the Company, other than as a result of a stock dividend, stock split or similar transaction effected by the Company in which all holders of common stock are treated equally, or (ii) any other Person (as defined under the Rights Agreement) who is the beneficial owner of shares of common stock of the Company representing one percent (1%) or more of the then outstanding shares of common stock of the Company becomes an Affiliate or Associate of the Stockholder.

Series A Junior Participating Preferred Stock

On September 7, 2010, the Company filed a certificate of designation with the State of Delaware authorizing the designation of a total of 20,000 shares of Series A Preferred Stock.

Voting Rights

No voting rights shall attach to the Series A Preferred Stock.

Liquidation Rights

In the event of any voluntary or involuntary liquidation, dissolution or winding-up of the Company, no distribution shall be made to the holders of any shares of stock ranking junior (either as to dividends or upon liquidation, dissolution or winding up) to the Series A Preferred Stock.

Dividends

Subject to the superior rights of the holders of shares of any other series of preferred stock or other class of capital stock of the Company ranking superior to the shares of Series A Preferred Stock with respect to dividends, the holders of shares of Series A Preferred Stock shall be entitled to receive, when, as and if declared by the Board of Directors, out of the assets of the Company legally available therefor, dividends payable in cash on the payment date for each cash dividend declared on the shares of common stock (currently 1,000) of the Company in an amount per whole share (rounded to the nearest cent) equal to the Formula Number then in effect times the cash dividends then to be paid on each share of common stock.

Stock Based Compensation	3 Months Ended	12 Months Ended
	Mar. 31, 2012	Dec. 31, 2011
Stock Based Compensation

9. Stock Based Compensation

Amended and Restated 2006 Long-Term Incentive Plan (“Incentive Plan”)

Under the Incentive Plan, the Company may issue up to 3,000,000 shares of the Company’s common stock. The Compensation Committee has the authority to determine the amount, type and terms of each award, but may not grant awards under the Incentive Plan, in any combination, for more than 625,000 shares of the Company’s common stock to any individual during any calendar year.

As of March 31, 2012, a total of 1,347,342 shares of common stock remained eligible to be issued under the Incentive Plan.

Stock Based Compensation

Equity instruments issued to employees are recorded at their fair value on the date of grant and are amortized over the vesting period of the award. Stock based compensation for employees was approximately $24 and $7 for the three months ended March 31, 2012 and 2011, respectively, and were reflected in general and administrative expenses.

Stock Options

On March 16, 2012, the Company granted, in the aggregate, options for the purchase of 200,000 shares of its common stock at an exercise price of $3.05 per share, under the Incentive Plan, to two executives of the Company. The options have a term of five years and vest six months after the date of grant. These options have an aggregate grant date fair value of approximately $322 utilizing the Black-Scholes option pricing model with the following assumptions used: expected life of three years; volatility of 87.9%, dividends of 0%; and a risk free interest rate of 1.13%. The expected life of the options was calculated using the simplified method, using the average of the contractual term and the vesting period.

Stock Options, continued

At March 31, 2012, the unamortized value of stock options held by employees was approximately $298. The unamortized portion will be expensed over a weighted average period of 0.4 years.

A summary of the status of the Company’s stock option plans and the changes during the three months ended March 31, 2012, is presented in the table below:

	Number of Options	Weighted Average Exercise Price (per share)	Weighted Average Remaining Contractual Life	Intrinsic Value
Options outstanding at January 1, 2012	64,998	$4.28	1.1 years	$3
Granted	200,000	$3.05
Exercised	(4,998)	$1.70
Forfeited	-	$-
Options outstanding at March 31, 2012	260,000	$3.38	4.0 years	$-
Exercisable March 31, 2012	60,000	$4.50	0.8 years	$-

12. Stock Based Compensation

On July 24, 2008, at the Company’s 2008 Annual Meeting of Stockholders (the “2008 Annual Meeting”), stockholders approved the Amended and Restated 2006 Long-Term Incentive Plan (the “Incentive Plan”), which became effective immediately following its approval and replaced the Company’s original 2006 Long-Term Incentive Plan. The Incentive Plan provides for the issuance of up to 3,000,000 shares of the Company’s common stock, increased from 1,500,000 under the Company’s original 2006 Long-Term Incentive Plan. The Compensation Committee has the authority to determine the amount, type and terms of each award, but may not grant awards under the Incentive Plan, in any combination, for more than 625,000 shares of the Company’s common stock to any individual during any calendar year, increased from 312,500 under the Company’s original 2006 Long-Term Incentive Plan.

As of December 31, 2011, 1,547,342 shares of common stock remain eligible to be issued under the Incentive Plan.

At the 2008 Annual Meeting, stockholders approved the Amended and Restated Employee Stock Purchase Plan (the “Stock Purchase Plan”), which became effective immediately following its approval and replaced the Company’s original 2006 Employee Stock Purchase Plan. The Stock Purchase Plan permits eligible employees of the Company to automatically purchase at the end of each month at a discounted price, a certain number of shares of the Company’s common stock by having the effective purchase price of such shares withheld from their base pay. The Stock Purchase Plan provides for the issuance of up to 2,000,000 shares of the Company’s common stock, increased from 250,000 under the Company’s original 2006 Employee Stock Purchase Plan. On August 20, 2008, the Company filed a registration statement on Form S-8 under the Securities Act covering 1,750,000 shares reserved for issuance under the Stock Purchase Plan.

As of December 31, 2011, 1,877,612 shares of common stock remain unissued under the Stock Purchase Plan.

Equity instruments issued to employees are recorded at their fair value on the date of grant and are amortized over the vesting period of the award.  Stock based compensation for employees and directors was approximately $12, $2,141 and $2,566 for the years ended December 31, 2011, 2010 and 2009, respectively. For the years ended December 31, 2011, 2010 and 2009, respectively, stock based compensation for employees of $0, $205 and $418 was reflected in selling and marketing expenses, and $12, $1,936 and $2,148 respectively, was reflected in general and administrative expenses.

Equity instruments issued to non-employees are recorded at their fair value on the grant date. The non-vested portions of the award are adjusted based on market value on a quarterly basis and the adjusted value of award is amortized over the expected service period.  Stock based compensation for non-employees was approximately $0, $184 and $265 for the years ended December 31, 2011, 2010 and 2009, respectively. For the years ended December 31, 2011, 2010 and 2009, respectively, stock based compensation for non-employees of $0, $0 and $120 was reflected in selling and marketing expenses, and $0, $184 and $145, respectively, was reflected in general and administrative expenses.

The following table summarizes total stock based compensation costs for the years ended December 31, 2011, 2010 and 2009.

For the Year Ended December 31, 2011

	Advisors And Consultants	Employees and Directors	Total
Stock Options	$-	$13	$13
Total	$-	$13	$13

For the Year Ended December 31, 2010

	Advisors and Consultants	Employees and Directors	Total
Stock Options	$132	$82	$214
RSUs	7	575	582
Stock issued to consultants for services	45	-	45
Stock purchase plan	-	16	16
Vesting of restricted shares under performance based executive bonus award	-	1,468	1,468
Total	$184	$2,141	$2,325

For the Year Ended December 31, 2009

	Advisors and Consultants	Employees and Directors	Total
Stock Options	$96	$394	$490
RSUs	4	1,100	1,104
Stock issued to consultants for services	165	-	165
Stock purchase plan	-	31	31
Vesting of restricted shares under performance based executive bonus award	-	1,041	1,041
Total	$265	$2,566	$2,831

Stock Options

The fair value of each option grant during the years ended December 31, 2010 and 2009 was estimated on the date of grant using the Black-Scholes option pricing model. No stock options were granted during the year ended December 31, 2011. The weighted average of the assumptions used to compute the grant date value of the options granted during the years ended December 31, 2010 and 2009 were as follows:

	Years Ended December 31,
	2010	2009
Dividend yield	0%	0%
Expected volatility	103.2%	104%
Risk-free interest rate	2.69%	1.86%
Expected lives	3.0 years	3.6 years

The expected life of options granted was calculated using the simplified method set out in SEC Staff Accounting Bulletin No. 110 using the vesting term of 3 years and the contractual term of 5 years. The simplified method defines the expected life as the average of the contractual term and the vesting period.

The weighted average fair value of the options on the date of grant, using the fair value based methodology for years ended December 31, 2010 and 2009 was $1.06 and $1.24 per share, respectively.

On January 1, 2009, the Company granted, in the aggregate, options for the purchase of 75,000 shares of its common stock at an exercise price of $1.99 per share, under the Incentive Plan, to three members of the Board of Directors. The options have a five year term and vest ratably at the end of each of the four quarterly periods following the date of grant. In the aggregate, these options have a value of approximately $96 utilizing the Black-Scholes option pricing model with the following assumptions used: expected life of three years, volatility of 104%, dividends of 0%, and a risk free interest rate of 1.55%.

On January 1, 2009, the Company granted, in the aggregate, options for the purchase of 100,000 shares of its common stock at an exercise price of $1.99 per share, under the Incentive Plan, to certain members of its advisory boards in exchange for their advisory services to the Company. The options have a five year term and vest ratably at the end of each of the four quarterly periods following the date of grant. The options have a grant date value of approximately $128 utilizing the Black-Scholes option pricing model with the following assumptions used: expected life of three years, volatility of 104%, dividends of 0%, and a risk free interest rate of 1.55%.On February 25, 2009, the Company granted, in the aggregate, options for the purchase of 267,500 shares of its common stock at an exercise price of $1.70 per share, under the Incentive Plan, to certain officers and employees.  The options have a five year term and vest ratably upon the first, second and third anniversaries of the date of grant. In the aggregate, these options have a value of approximately $325 utilizing the Black-Scholes option pricing model with the following assumptions used: expected life of four years, volatility of 104%, dividends of 0%, and a risk free interest rate of 2.06%.

On January 1, 2010, the Company granted, in the aggregate, options for the purchase of 75,000 shares of its common stock at an exercise price of $1.65 per share, under the Incentive Plan, to three members of the Board of Directors. The options have a five year term and vest ratably at the end of each of the four quarterly periods following the date of grant. In the aggregate, these options have a fair value of approximately $80 utilizing the Black-Scholes option pricing model and the following assumptions: expected life of three years; volatility of 103.2%; dividends of 0%; and a risk free interest rate of 2.69%.

On January 1, 2010, the Company granted, in the aggregate, options for the purchase of 100,000 shares of its common stock at an exercise price of $1.65 per share, under the Incentive Plan, to certain members of its advisory boards in exchange for their advisory services to the Company. The options have a five year term and vest ratably at the end of each of the four quarterly periods following the date of grant. The options have a grant date value of approximately $106 utilizing the Black-Scholes option pricing model with the following assumptions used: expected life of three years; volatility of 103.2%; dividends of 0%; and a risk free interest rate of 2.69%.

Stock Options, continued

At December 31, 2011, 2010 and 2009 the unamortized fair value of employee stock options outstanding was approximately $1, $29 and $406, respectively. The unamortized portion at December 31, 2011 will be expensed over a weighted average period of 0.16 years. For the years ended December 31, 2011, 2010 and 2009 costs of approximately $13, $82 and $394 respectively, were recognized in connection with the vesting of these employee stock options.

A summary of the status of the Company’s stock option plans and the changes during the years ended December 31, 2011, 2010 and 2009, respectively, is presented in the table below:

	Number of Options	Weighted Average Exercise Price	Weighted Average remaining contractual life	Intrinsic Value
Options outstanding at January 1, 2009	634,687	$3.62
Granted	442,500	$1.81
Exercised	(44)	$1.70
Forfeited	(109,362)	$2.64
Options outstanding at December 31, 2009	967,781	$2.57
Granted	175,000	$1.65
Exercised	(151,250)	$1.80
Forfeited	(426,373)	$2.38
Options outstanding at December 31, 2010	565,158	$2.64
Granted	-
Exercised	(325,003)	$1.80
Forfeited	(175,157)	$3.58
Options outstanding at December 31, 2011	64,998	$4.28	1.1 years	$3

Exercisable, December 31, 2011	60,000	$4.50	1.0 years	$-
Options vested during the year ended December 31, 2011	5,000	$1.70

Restricted Stock Units (“RSUs”)

On May 28, 2008, the Company issued an offer to holders of outstanding stock options issued prior to January 1, 2008 (“Eligible Options”), to exchange their Eligible Options for RSUs on a 3 for 1 basis. Each RSU represented one share of the Company’s common stock to be issued in the future, based on certain time-based vesting requirements. The offer expired on June 25, 2008. As result of this offer, on June 26, 2008, 1,105,188 stock options were accepted for exchange and cancellation, and the Company issued 368,475 RSUs with a grant date fair value of $2.12 per share to participants in the offer. The grant date fair value of the restricted stock units was determined by using the closing price of the Company’s common stock on the day immediately preceding the grant date.

All of the Company’s executive officers and directors participated in the exchange offer, and as a group, accounted for approximately 78% of the stock options exchanged and cancelled and RSUs issued in the offer.

Restricted Stock Units (“RSUs”), continued

The excess of the aggregate grant date fair value of the RSUs of $781 over the fair value of the stock options canceled of $672 was added to the unamortized value of the options canceled on May 28, 2008, which amounted to $2,863 and is being amortized over the vesting period of the RSUs.

RSUs held by executive officers and directors vest ratably on each of the first, second and third anniversaries of the grant date. RSUs held by all other employees and consultants vested ratably on the first and second anniversaries of the grant date and as of December 31, 2011, were fully vested.

At December 31, 2011, there were no unamortized expenses remaining related to the value of RSUs. For the year ended December 31, 2011, a cost of less than $1 was recognized in connection with the vesting of these employee RSUs.

A summary of the activity related to RSUs for the year ended December 31, 2011, 2010 and 2009 are presented below:

	Total	Weighted Average Grant Date Fair Value
Nonvested at January 1, 2009	366,087
RSUs vested	(134,274)
RSUs forfeited	(2,994)
Nonvested at December 31, 2009	228,819
RSUs vested	(155,561)
RSUs forfeited	(64,433)
Nonvested at December 31, 2010	8,825
RSUs vested	(5,557)
RSUs forfeited	(3,268)
Nonvested at December 31, 2011	-	$-

Stock Purchase Plan

The Stock Purchase Plan was established for eligible employees to purchase shares of the Company’s common stock on a monthly basis at 85% of the lower of the market value of the Company’s common stock on the first or last business day of each month. Under the Stock Purchase Plan, employees may authorize the Company to withhold up to 15% of their compensation during any monthly offering period for common stock purchases, subject to certain limitations. The Stock Purchase Plan was implemented during July 2008 and is qualified under Section 423 of the Internal Revenue Code. For the years ended December 31, 2010 and 2009, 31,289 and 68,981 shares, respectively, were issued under the Stock Purchase Plan, resulting in total proceeds of $45 and $93, respectively. Stock based compensation recognized in connection with the issuance of these shares was $16 and $31 for the years ended December 31, 2010 and 2009, respectively. There were no shares issued for the year ended December 31, 2011 related to the Stock Purchase Plan.

Restricted Stock Issued Under Performance Based Executive Bonus Plan

On December 19, 2006, the Company awarded 175,000 shares of restricted stock to two senior officers under the terms of the renewal of their respective employment and consulting agreements.

On July 24, 2008 the Company awarded 250,000 and 187,500 shares of unvested restricted stock to its Chief Executive Office and Chief Financial Officer, respectively, in connection with the 2006 Executive Compensation Performance Bonus Plan.

On December 14, 2009, the Compensation Committee determined that 50,000 shares and 37,500 shares of restricted stock held by its Chief Executive Officer and Chief Financial Officer, respectively, were no longer subject to forfeiture.

During the year ended December 31, 2009, in connection with expected performance under a bonus program for senior executives, stock-based compensation of approximately $1,041 was recognized for the estimated pro rata vesting of restricted stock. Of this amount, $946 is associated with the amortization over the derived service period of the $975 grant date value of a restricted stock award that is based on the achievement of certain common stock market price milestones. The remaining amount of $95 is associated with the amortization over the service period of the probable outcome at each reporting date of a restricted stock award that is based on the achievement of certain performance criteria.

During the year ended December 31, 2010, in connection with expected performance under a bonus program for senior executives, stock-based compensation of approximately $1,468 was recognized for the vesting of restricted stock (See Note 10 – Commitments and Contingencies – Employment Agreements, for additional discussion regarding these shares).

Defined Contribution Plan	12 Months Ended
Dec. 31, 2011
Defined Contribution Plan

13.  Defined Contribution Plan

The Company has a 401(k) profit sharing plan (the “401(k) Plan”), covering employees who have completed three months of service and meet certain other eligibility requirements. The 401(k) Plan provides for a discretionary matching contribution by the Company, based on employee elective deferrals, determined each payroll period. The 401(k) Plan also provides for an employer discretionary profit sharing contribution. Employees vest at a rate of 25% per year in discretionary employer contributions. The 401(k) Plan expense attributable to continuing operations amounted to approximately $12, $37 and $37 for the years ended December 31, 2011, 2010 and 2009, respectively.

Subsequent Events	12 Months Ended
Dec. 31, 2011
Subsequent Events

14. Subsequent Events

Stock Repurchase Plan

During January 2012, the Company repurchased 1,943 shares of its common stock under the Stock Repurchase Program, to be held in treasury, at an aggregate cost of $5.

Amendments to Bylaws

On January 19, 2012, the Board approved certain amendments to the bylaws of the Company, (the “Bylaw Amendments”), which became effective immediately upon its adoption by the Board. The Bylaw Amendments: (i) add certain procedural requirements with respect to stockholder action by written consent in lieu of a meeting, consisting of (a) clarifying provisions related to the record date, (b) requiring that an inspector of election reviews and certifies written consents and (c) providing certain requirements with respect to the dating of written consents; (ii) clarify that the Board has the sole ability to fill vacancies on the Board resulting from removal and newly created directorships resulting from any increase in the authorized number of directors; and (iii) increase the requisite percentage of stockholders required to approve a Bylaw amendment to 75% of the votes entitled to be cast at any annual election of directors from a majority of such votes.

Exercise of Stock Options

During February and March 2012, the Company issued 832 shares of its common stock upon the exercise of stock options. The Company realized proceeds of $1 in connection with these option exercises.

Rights Agreement Amendment

On March 26, 2012, the Company entered into a First Amendment to Rights Agreement (the “First Amendment”) with Continental, as rights agent, to amend the definition of “Acquiring Person” contained in Section 1 of the Rights Agreement to lower the threshold for qualifying as an Acquiring Person to Beneficial Ownership, alone or together with all Affiliates and Associates of such Person, of more than 10% of the Common Shares then outstanding, and to make other conforming changes (each of Person, Affiliates, Associates, Beneficial Ownership and Common Shares as defined in the Rights Agreement).

Limited Waiver of Rights Agreement and Stockholder Support Agreement

On March 27, 2012, the Company entered into a support agreement (the “Genesis Support Agreement”) with Genesis Capital Advisors LLC, a Delaware limited liability company, Genesis Opportunity Fund, L.P., a Delaware limited partnership, and Genesis Asset Opportunity Fund, L.P., a Delaware limited partnership (collectively, the “2012 Stockholder”). Pursuant to the Genesis Support Agreement, the 2012 Stockholder agreed to vote all of the shares of the Company’s common voting stock owned by the 2012 Stockholder in favor of the election of all director nominees recommended by the Board at the Company’s 2012 Annual Meeting (the “Annual Meeting”)

The Genesis Support Agreement also provides that, as a condition to the 2012 Stockholder’s obligations thereunder, the Board will adopt certain resolutions providing that (i) the Stockholder, together with its affiliates, will not be deemed to be an “Acquiring Person” for the purposes of that certain Rights Agreement, dated as of September 7, 2010, as amended (such amendment is described below) (the “Rights Agreement”), by and between the Company and Continental, as rights agent, unless and until the 2012 Stockholder becomes the “Beneficial Owner” (as defined under the Rights Agreement) of more than 35% of the Company’s outstanding common stock, and (ii) that the Board approves, solely for the purposes of Section 203 of the Delaware General Corporation Law, the acquisition of additional shares of the Company’s common stock by the 2012 Stockholder. The Genesis Support Agreement also provides that if at any time the 2012 Stockholder beneficially owns less than 25% of the Company’s common stock and then at any time it increases its beneficial ownership over 25% it would be deemed an “Acquiring Person” and if at any time the 2012 Stockholder beneficially owns less than 10% of the Company’s common stock then at any time it increases its beneficial ownership over 10% it would be deemed an “Acquiring Person”.

Pursuant to its obligations under the Genesis Support Agreement and as a further inducement for the 2012 Stockholder to enter into the Genesis Support Agreement, the Company, concurrently with the execution of the Genesis Support Agreement, entered into a Registration Rights Agreement with the 2012 Stockholder pursuant to which the Company agreed to register the resale of the shares of the Company’s common stock owned by the 2012 Stockholder (See Note – Registration Rights Agreement, below).

The Genesis Support Agreement further provides that the Board shall vote to expand its size to a total of six (6) members and that it will thereafter appoint two designees of the 2012 Stockholder to serve as directors on the Board (the “Stockholder Designees”). The Board is further obligated to nominate and recommend the election of the Stockholder Designees, and to solicit proxies to such effect. The Genesis Support Agreement further provides that, should the 2012 Stockholder beneficially own less than 22% of the common stock of the Company, the 2012 Stockholder shall only retain authority to appoint one Stockholder Designee to the Board. In such case, the Board shall no longer be obligated to nominate and recommend the election of more than one Stockholder Designee and shall not be obligated to solicit proxies or otherwise promote the election to the Board of such Stockholder Designee. The Genesis Support Agreement further provides that, should the 2012 Stockholder beneficially own less than 10% of the common stock of the Company, the 2012 Stockholder shall retain no authority to appoint any Stockholder Designees to the Board. In such case, the Board shall no longer be obligated to nominate and recommend the election of any of the Stockholder Designees and shall not be obligated to solicit proxies or otherwise promote the election to the Board of any Stockholder Designee.

Additionally, the 2012 Stockholder agreed to certain standstill restrictions, effective as of the date of the Genesis Support Agreement and expiring on the earlier of 18 months following the execution of the Genesis Support Agreement or the consummation of a change of control of the Company and certain restrictions on transfer of certain of the shares owned by them.

Registration Rights Agreement

On March 27, 2012, the Company entered into a Registration Rights Agreement with the 2012 Stockholder (the “Registration Rights Agreement”) pursuant to its obligation under the Genesis Support Agreement. Pursuant to the Registration Rights Agreement, the Company agreed to register for resale the shares of common stock held by the 2012 Stockholder by no later than April 30, 2012. The Registration Rights Agreement further obligates the Company to use commercially reasonable efforts to cause any registration statement filed pursuant to the Registration Rights Agreement to be declared effective within 150 days following the date of the Registration Rights Agreement, and to remain effective under the Securities Act until the earlier of (i) such time as all of the 2012 Stockholders’ shares of the Company’s common stock registered by any such registration statement have been sold, or (ii) three years from the effective date of the Agreement. The Registration Rights Agreement obligates the Company to bear all fees and expenses incident to the performance of and compliance with its obligations under the Registration Rights Agreement regardless of whether or not any securities are sold pursuant to any registration statement filed pursuant to the Registration Rights Agreement. The Company is obligated to indemnify, defend and hold harmless any stockholder or affiliates, directors or employees thereof, for losses, claims, damages, liabilities and costs arising from violations of the law or the agreement, or any misstatement or omission of a material fact, perpetrated by the Company relating to any registration statement filed pursuant to the Registration Agreement. The 2012 Stockholder is obligated to indemnify, defend and hold harmless the Company and its directors, employees and agents for losses arising from any misstatement or omission of a material fact perpetrated by the Stockholder relating to any registration statement filed pursuant to the Registration Rights Agreement.

Employment Agreements

On March 26, 2012, the Company entered into an amendment (the “Schiller Amendment”) to Dr. Schiller’s employment agreement. Pursuant to the Schiller Amendment, the expiration date of Dr. Schiller’s employment with the Company was extended from July 31, 2012 to December 31, 2012. The Schiller Amendment further provides that Dr. Schiller’s base salary shall be increased from $150,000 per annum to $180,000 per annum, and provides that, as an inducement to Dr. Schiller to enter into the Schiller Amendment, the Company granted Dr. Schiller an option for the purchase of 125,000 shares of the company’s common stock at an exercise price of $3.05 per share, which vests six months after the grant date with a five year term. If Dr. Schiller’s employment with the Company is terminated without cause prior to the vesting period, all options shall vest upon the termination date. The Dr. Schiller’s Amendment further provides that, should the Company merge or acquire an operating company before the expiration date of Dr. Schiller’s employment with the Company, the Company shall pay to Dr. Schiller as severance a sum equal to 12 months of his part-time base salary ($15,000 per month) plus all benefits and cash payments accruing throughout those 12 months in a lump sum within 30 days of the date on which Dr. Schiller’s employment with the Company is terminated. The Schiller Amendment further provides that the Company shall pay to Dr. Schiller certain professional fees for personal accounting and legal fees relating to the preparation and execution of the Schiller Amendment.

On March 26, 2012, the Company entered into an amendment (the “Nyweide Amendment”) to Mr. Nyweide’s employment agreement. Pursuant to the Nyweide Amendment, the expiration date of Mr. Nyweide’s employment with the Company shall be extended from July 31, 2012 to December 31, 2012. The Nyweide Amendment further provides that, as of March 1, 2012, the Company shall pay to Mr. Nyweide a base salary of $31,250 per month as a full time employee. If the Company elects to extend the term of Mr. Nyweide’s employment beyond December 31, 2012, the Company shall pay to Mr. Nyweide a base salary of $20,000 per month as a part time employee. The Nyweide Amendment provides that, as an inducement to Mr. Nyweide to enter into the Nyweide Amendment, the Company granted Mr. Nyweide an option for the purchase of 75,000 shares of the company’s common stock at an exercise price of $3.05 per share, which vests six months after the grant date with a five year term. If Mr. Nyweide’s employment with the Company is terminated without cause prior to the vesting period, all options shall vest upon the termination date. The Nyweide Amendment further provides that, should the Company merge or acquire an operating company before the expiration date of Mr. Nyweide’s employment with the Company, the Company shall pay to Mr. Nyweide as severance a sum equal to 12 months of his part-time base salary ($15,000 per month) plus all benefits and cash payments accruing throughout those 12 months in a lump sum within 30 days of the date on which Mr. Nyweide’s employment with the Company is terminated (the “Nyweide Severance Payment”). The Nyweide Amendment further provides that the Severance Payment shall be reduced by an amount equal to $15,000 times the number of completed months worked by Mr. Nyweide from March 1, 2012 to the date of termination due to acquisition or merger. The Nyweide Amendment further provides that the Company shall pay to Mr. Nyweide certain professional fees for personal accounting and legal fees relating to the preparation and execution of the Nyweide Amendment.

Consulting Agreement

On March 26, 2012, the Company entered into a non-exclusive agreement with a financial advisor, for services related to identifying and evaluating potential acquisition candidates, and to the raising of additional private investment in public entity (“PIPE”) financing. The agreement has a term of one year.

Amendments to Bylaws	3 Months Ended
Mar. 31, 2012
Amendments to Bylaws

10. Amendments to Bylaws

On January 19, 2012, the Board approved certain amendments to the Bylaws of the Company, (the “Bylaw Amendments”), which became effective immediately upon its adoption by the Board. The Bylaw Amendments: (i) add certain procedural requirements with respect to stockholder action by written consent in lieu of a meeting, consisting of (a) clarifying provisions related to the record date, (b) requiring that an inspector of election reviews and certifies written consents and (c) providing certain requirements with respect to the dating of written consents; (ii) clarify that the Board has the sole ability to fill vacancies on the Board resulting from removal and newly created directorships resulting from any increase in the authorized number of directors; and (iii) increase the requisite percentage of stockholders required to approve a Bylaw amendment to 75% of the votes entitled to be cast at any annual election of directors from a majority of such votes.